LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.53%
Aerospace & Defense–1.14%
†AAR Corp.	26,898	$1,758,053
†AeroVironment, Inc.	20,181	4,046,290
†AerSale Corp.	26,600	134,330
†Archer Aviation, Inc. Class A	179,700	544,491
†Astronics Corp.	22,705	442,293
†Byrna Technologies, Inc.	13,700	232,489
Cadre Holdings, Inc.	20,400	774,180
†Ducommun, Inc.	10,600	697,798
†Eve Holding, Inc.	13,000	42,120
†Intuitive Machines, Inc.	22,600	181,930
†Kratos Defense & Security Solutions, Inc.	114,150	2,659,695
†Leonardo DRS, Inc.	57,500	1,622,650
†Mercury Systems, Inc.	42,700	1,579,900
Moog, Inc. Class A	21,881	4,420,400
National Presto Industries, Inc.	4,072	305,970
Park Aerospace Corp.	13,788	179,658
†Redwire Corp.	17,700	121,599
†Rocket Lab USA, Inc.	268,400	2,611,532
†Terran Orbital Corp.	122,300	30,722
†Triumph Group, Inc.	50,500	650,945
†V2X, Inc.	9,400	525,084
†Virgin Galactic Holdings, Inc.	14,870	90,707
†VirTra, Inc.	8,400	52,248
		23,705,084
Air Freight & Logistics–0.18%
†Air Transport Services Group, Inc.	39,676	642,354
Forward Air Corp.	19,339	684,601
Hub Group, Inc. Class A	47,088	2,140,149
†Radiant Logistics, Inc.	26,676	171,527
		3,638,631
Automobile Components–1.24%
†Adient PLC	68,400	1,543,788
†American Axle & Manufacturing Holdings, Inc.	87,884	543,123
†Cooper-Standard Holdings, Inc.	13,200	183,084
Dana, Inc.	101,272	1,069,432
†Dorman Products, Inc.	20,273	2,293,282
†Fox Factory Holding Corp.	32,904	1,365,516
†Gentherm, Inc.	24,564	1,143,454
†Goodyear Tire & Rubber Co.	219,816	1,945,372
†Holley, Inc.	33,300	98,235
LCI Industries	19,143	2,307,497
†Luminar Technologies, Inc.	266,300	239,590
†Modine Manufacturing Co.	39,822	5,287,964
Patrick Industries, Inc.	16,671	2,373,450
Phinia, Inc.	33,200	1,528,196
†Solid Power, Inc.	118,700	160,245
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Standard Motor Products, Inc.	16,551	$549,493
†Stoneridge, Inc.	22,031	246,527
†Visteon Corp.	21,200	2,019,088
†XPEL, Inc.	19,764	857,165
		25,754,501
Automobiles–0.07%
†Canoo, Inc.	47,100	46,323
†Livewire Group, Inc.	14,300	87,230
Winnebago Industries, Inc.	21,573	1,253,607
		1,387,160
Banks–9.78%
1st Source Corp.	14,234	852,332
ACNB Corp.	6,500	283,855
Amalgamated Financial Corp.	13,800	432,906
Amerant Bancorp, Inc.	22,600	482,962
Ameris Bancorp	51,112	3,188,878
Ames National Corp.	6,800	123,964
Arrow Financial Corp.	12,479	357,648
Associated Banc-Corp.	115,500	2,487,870
Atlantic Union Bankshares Corp.	68,972	2,598,175
†Axos Financial, Inc.	42,160	2,651,021
Banc of California, Inc.	108,330	1,595,701
BancFirst Corp.	15,386	1,619,376
†Bancorp, Inc.	38,547	2,062,264
Bank First Corp.	7,600	689,320
Bank of Hawaii Corp.	30,200	1,895,654
Bank of Marin Bancorp	12,098	243,049
Bank of NT Butterfield & Son Ltd.	36,000	1,327,680
Bank7 Corp.	2,900	108,663
BankUnited, Inc.	57,500	2,095,300
Bankwell Financial Group, Inc.	4,700	140,765
Banner Corp.	26,819	1,597,340
Bar Harbor Bankshares	11,468	353,673
BayCom Corp.	8,500	201,620
BCB Bancorp, Inc.	12,300	151,782
Berkshire Hills Bancorp, Inc.	33,093	891,194
†Blue Foundry Bancorp	16,800	172,200
†Bridgewater Bancshares, Inc.	15,300	216,801
Brookline Bancorp, Inc.	69,092	697,138
Burke & Herbert Financial Services Corp.	10,020	611,120
Business First Bancshares, Inc.	18,600	477,462
Byline Bancorp, Inc.	24,400	653,188
Cadence Bank	140,604	4,478,237
Camden National Corp.	11,155	460,925
Capital Bancorp, Inc.	7,200	185,112
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capital City Bank Group, Inc.	10,484	$369,980
Capitol Federal Financial, Inc.	97,300	568,232
†Carter Bankshares, Inc.	17,219	299,438
Cathay General Bancorp	54,003	2,319,429
Central Pacific Financial Corp.	20,630	608,791
Chemung Financial Corp.	2,600	124,852
ChoiceOne Financial Services, Inc.	5,500	170,005
Citizens & Northern Corp.	11,713	230,629
Citizens Financial Services, Inc.	3,629	213,204
City Holding Co.	11,297	1,326,155
Civista Bancshares, Inc.	11,700	208,494
CNB Financial Corp.	15,695	377,622
†Coastal Financial Corp.	8,600	464,314
Colony Bankcorp, Inc.	12,400	192,448
†Columbia Financial, Inc.	21,700	370,419
Community Financial System, Inc.	40,328	2,341,847
Community Trust Bancorp, Inc.	12,030	597,410
Community West Bancshares	13,600	261,936
ConnectOne Bancorp, Inc.	28,069	703,128
†CrossFirst Bankshares, Inc.	35,100	585,819
†Customers Bancorp, Inc.	22,980	1,067,421
CVB Financial Corp.	102,259	1,822,255
Dime Community Bancshares, Inc.	27,263	785,174
Eagle Bancorp, Inc.	23,446	529,411
Eastern Bankshares, Inc.	149,791	2,455,074
Enterprise Bancorp, Inc.	7,499	239,668
Enterprise Financial Services Corp.	28,870	1,479,876
Equity Bancshares, Inc. Class A	11,400	466,032
Esquire Financial Holdings, Inc.	5,500	358,655
ESSA Bancorp, Inc.	6,700	128,774
Farmers & Merchants Bancorp, Inc.	10,000	276,500
Farmers National Banc Corp.	28,492	430,799
FB Financial Corp.	27,671	1,298,600
Fidelity D&D Bancorp, Inc.	3,700	182,558
Financial Institutions, Inc.	11,467	292,064
First Bancorp	31,109	1,293,823
First BanCorp	124,335	2,632,172
First Bancorp, Inc.	7,980	210,034
First Bancshares, Inc.	23,800	764,694
First Bank	15,800	240,160
First Busey Corp.	41,535	1,080,741
First Business Financial Services, Inc.	6,200	282,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Commonwealth Financial Corp.	78,939	$1,353,804
First Community Bankshares, Inc.	13,134	566,732
First Financial Bancorp	73,217	1,847,265
First Financial Bankshares, Inc.	100,284	3,711,511
First Financial Corp.	8,769	384,521
First Financial Northwest, Inc.	5,700	128,364
First Foundation, Inc.	39,605	247,135
First Internet Bancorp	6,500	222,690
First Interstate BancSystem, Inc. Class A	61,243	1,878,935
First Merchants Corp.	44,968	1,672,810
First Mid Bancshares, Inc.	17,913	696,995
First of Long Island Corp.	16,354	210,476
†First Western Financial, Inc.	6,200	124,000
Five Star Bancorp	12,400	368,652
Flushing Financial Corp.	21,297	310,510
FS Bancorp, Inc.	5,100	226,899
Fulton Financial Corp.	138,700	2,514,631
†FVCBankcorp, Inc.	12,450	162,473
German American Bancorp, Inc.	22,077	855,484
Glacier Bancorp, Inc.	87,782	4,011,637
Great Southern Bancorp, Inc.	6,770	387,989
Greene County Bancorp, Inc.	5,500	169,950
Guaranty Bancshares, Inc.	6,428	220,995
Hancock Whitney Corp.	66,933	3,424,962
Hanmi Financial Corp.	23,342	434,161
HarborOne Bancorp, Inc.	31,058	403,133
HBT Financial, Inc.	9,900	216,612
Heartland Financial USA, Inc.	33,038	1,873,255
Heritage Commerce Corp.	45,938	453,867
Heritage Financial Corp.	26,555	578,102
Hilltop Holdings, Inc.	36,375	1,169,820
Hingham Institution For Savings The	1,160	282,240
Home Bancorp, Inc.	5,574	248,489
Home BancShares, Inc.	145,228	3,934,227
HomeStreet, Inc.	14,529	228,977
HomeTrust Bancshares, Inc.	11,341	386,501
Hope Bancorp, Inc.	90,258	1,133,640
Horizon Bancorp, Inc.	33,382	519,090
Independent Bank Corp.	48,604	2,474,132
Independent Bank Group, Inc.	27,960	1,612,174
International Bancshares Corp.	41,964	2,509,028
Investar Holding Corp.	7,500	145,500
John Marshall Bancorp, Inc.	9,600	189,888
Kearny Financial Corp.	42,437	291,542
Lakeland Financial Corp.	19,417	1,264,435
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
LCNB Corp.	9,500	$143,165
LINKBANCORP, Inc.	17,600	112,816
Live Oak Bancshares, Inc.	26,900	1,274,253
Mercantile Bank Corp.	12,233	534,827
Metrocity Bankshares, Inc.	14,300	437,866
†Metropolitan Bank Holding Corp.	8,300	436,414
Mid Penn Bancorp, Inc.	11,300	337,079
Middlefield Banc Corp.	5,800	167,040
Midland States Bancorp, Inc.	16,004	358,170
MidWestOne Financial Group, Inc.	11,442	326,440
MVB Financial Corp.	8,700	168,432
National Bank Holdings Corp. Class A	28,852	1,214,669
National Bankshares, Inc.	4,600	137,540
†NB Bancorp, Inc.	29,800	553,088
NBT Bancorp, Inc.	35,839	1,585,159
New York Community Bancorp, Inc.	195,666	2,197,329
Nicolet Bankshares, Inc.	10,400	994,552
Northeast Bank	5,100	393,363
Northeast Community Bancorp, Inc.	9,400	248,630
Northfield Bancorp, Inc.	30,256	350,970
Northrim BanCorp, Inc.	4,200	299,124
Northwest Bancshares, Inc.	99,709	1,334,106
Norwood Financial Corp.	5,600	154,448
Oak Valley Bancorp	5,500	146,135
OceanFirst Financial Corp.	44,567	828,501
OFG Bancorp	35,488	1,594,121
Old National Bancorp	242,751	4,529,734
Old Second Bancorp, Inc.	33,546	522,982
Orange County Bancorp, Inc.	4,000	241,280
Origin Bancorp, Inc.	22,600	726,816
Orrstown Financial Services, Inc.	14,400	517,824
Pacific Premier Bancorp, Inc.	73,882	1,858,871
Park National Corp.	11,076	1,860,546
Parke Bancorp, Inc.	7,900	165,110
Pathward Financial, Inc.	19,200	1,267,392
PCB Bancorp	8,300	155,957
Peapack-Gladstone Financial Corp.	12,991	356,083
Peoples Bancorp of North Carolina, Inc.	3,700	93,943
Peoples Bancorp, Inc.	26,840	807,616
Peoples Financial Services Corp.	6,977	327,082
†Pioneer Bancorp, Inc.	9,100	99,827
Plumas Bancorp	4,200	171,276
†Ponce Financial Group, Inc.	14,600	170,674
Preferred Bank	9,746	782,116
Premier Financial Corp.	27,275	640,417
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Primis Financial Corp.	15,600	$190,008
Princeton Bancorp, Inc.	3,800	140,524
†Provident Bancorp, Inc.	12,600	135,954
Provident Financial Services, Inc.	98,063	1,820,049
QCR Holdings, Inc.	12,700	940,181
RBB Bancorp	12,832	295,393
Red River Bancshares, Inc.	3,700	192,400
Renasant Corp.	43,308	1,407,510
Republic Bancorp, Inc. Class A	6,525	426,082
S&T Bancorp, Inc.	29,724	1,247,516
Sandy Spring Bancorp, Inc.	34,417	1,079,661
Seacoast Banking Corp. of Florida	65,931	1,757,061
ServisFirst Bancshares, Inc.	39,100	3,145,595
Shore Bancshares, Inc.	23,244	325,184
Sierra Bancorp	10,466	302,258
Simmons First National Corp. Class A	95,770	2,062,886
SmartFinancial, Inc.	12,200	355,508
South Plains Financial, Inc.	9,077	307,892
†Southern California Bancorp	18,317	270,908
†Southern First Bancshares, Inc.	5,915	201,583
Southern Missouri Bancorp, Inc.	7,498	423,562
Southern States Bancshares, Inc.	6,700	205,891
Southside Bancshares, Inc.	22,267	744,386
SouthState Corp.	58,705	5,704,952
Stellar Bancorp, Inc.	38,110	986,668
†Sterling Bancorp, Inc.	16,900	76,895
Stock Yards Bancorp, Inc.	20,032	1,241,784
†Texas Capital Bancshares, Inc.	36,000	2,572,560
†Third Coast Bancshares, Inc.	9,000	240,930
Timberland Bancorp, Inc.	6,000	181,560
Tompkins Financial Corp.	9,759	563,973
Towne Bank	54,237	1,793,075
TriCo Bancshares	24,813	1,058,274
†Triumph Financial, Inc.	17,200	1,368,088
TrustCo Bank Corp.	14,200	469,594
Trustmark Corp.	47,579	1,513,964
UMB Financial Corp.	34,582	3,634,914
United Bankshares, Inc.	101,978	3,783,384
United Community Banks, Inc.	92,896	2,701,416
Unity Bancorp, Inc.	5,400	183,924
Univest Financial Corp.	22,320	628,085
USCB Financial Holdings, Inc.	8,100	123,525
Valley National Bancorp	332,976	3,016,763
Veritex Holdings, Inc.	40,682	1,070,750
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Virginia National Bankshares Corp.	3,400	$141,610
WaFd, Inc.	51,484	1,794,217
Washington Trust Bancorp, Inc.	13,475	434,030
WesBanco, Inc.	44,995	1,339,951
West BanCorp, Inc.	12,496	237,549
Westamerica BanCorp	19,981	987,461
WSFS Financial Corp.	45,436	2,316,782
		202,853,156
Beverages–0.29%
†Duckhorn Portfolio, Inc.	41,600	241,696
MGP Ingredients, Inc.	11,000	915,750
National Beverage Corp.	18,234	855,904
Primo Water Corp.	121,800	3,075,450
†Vita Coco Co., Inc.	30,700	869,117
		5,957,917
Biotechnology–8.93%
†2seventy bio, Inc.	38,300	180,776
†4D Molecular Therapeutics, Inc.	38,200	412,942
†89bio, Inc.	61,900	458,060
†Absci Corp.	63,200	241,424
†ACADIA Pharmaceuticals, Inc.	93,400	1,436,492
†ACELYRIN, Inc.	57,100	281,503
†Achieve Life Sciences, Inc.	27,300	129,402
†Acrivon Therapeutics, Inc.	8,790	61,530
†Actinium Pharmaceuticals, Inc.	25,300	47,564
†Acumen Pharmaceuticals, Inc.	33,100	82,088
†ADC Therapeutics SA	55,600	175,140
†ADMA Biologics, Inc.	173,400	3,466,266
†Adverum Biotechnologies, Inc.	16,500	115,830
†Aerovate Therapeutics, Inc.	8,800	18,392
†Agenus, Inc.	16,110	88,283
†Agios Pharmaceuticals, Inc.	43,600	1,937,148
†Akebia Therapeutics, Inc.	165,100	217,932
†Akero Therapeutics, Inc.	52,800	1,514,832
†Aldeyra Therapeutics, Inc.	39,000	210,210
†Alector, Inc.	63,989	298,189
†Alkermes PLC	126,200	3,532,338
†Allogene Therapeutics, Inc.	83,300	233,240
†Altimmune, Inc.	56,500	346,910
†ALX Oncology Holdings, Inc.	26,200	47,684
†Amicus Therapeutics, Inc.	226,400	2,417,952
†AnaptysBio, Inc.	15,000	502,500
†Anavex Life Sciences Corp.	57,800	328,304
†Anika Therapeutics, Inc.	9,395	232,057
†Annexon, Inc.	66,900	396,048
†Apogee Therapeutics, Inc.	28,100	1,650,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Applied Therapeutics, Inc.	76,400	$649,400
†Arbutus Biopharma Corp.	110,500	425,425
†Arcellx, Inc.	33,100	2,764,181
†Arcturus Therapeutics Holdings, Inc.	17,900	415,459
†Arcus Biosciences, Inc.	41,900	640,651
†Arcutis Biotherapeutics, Inc.	83,200	773,760
†Ardelyx, Inc.	180,600	1,244,334
†ArriVent Biopharma, Inc.	21,000	493,500
†Arrowhead Pharmaceuticals, Inc.	92,132	1,784,597
†ARS Pharmaceuticals, Inc.	38,900	564,050
†Astria Therapeutics, Inc.	35,800	394,158
†Atossa Therapeutics, Inc.	100,100	152,152
†Aura Biosciences, Inc.	36,800	327,888
†Aurinia Pharmaceuticals, Inc.	101,100	741,063
†Avid Bioservices, Inc.	48,800	555,344
†Avidity Biosciences, Inc.	83,400	3,830,562
†Avita Medical, Inc.	19,300	206,896
†Beam Therapeutics, Inc.	59,600	1,460,200
†BioCryst Pharmaceuticals, Inc.	161,003	1,223,623
†Biohaven Ltd.	57,950	2,895,761
†Biomea Fusion, Inc.	21,900	221,190
†Black Diamond Therapeutics, Inc.	29,400	127,890
†Bluebird Bio, Inc.	152,000	78,964
†Blueprint Medicines Corp.	48,548	4,490,690
†Boundless Bio, Inc.	5,600	19,432
†Bridgebio Pharma, Inc.	108,485	2,762,028
†C4 Therapeutics, Inc.	46,600	265,620
†Cabaletta Bio, Inc.	34,200	161,424
†Candel Therapeutics, Inc.	15,700	108,801
†Capricor Therapeutics, Inc.	20,000	304,200
†Cardiff Oncology, Inc.	30,900	82,503
†CareDx, Inc.	38,700	1,208,408
†Cargo Therapeutics, Inc.	25,800	476,010
†Caribou Biosciences, Inc.	63,000	123,480
†Cartesian Therapeutics, Inc.	5,726	92,303
†Catalyst Pharmaceuticals, Inc.	85,600	1,701,728
†Celcuity, Inc.	18,500	275,835
†Celldex Therapeutics, Inc.	49,800	1,692,702
†Century Therapeutics, Inc.	36,200	61,902
†CervoMed, Inc.	4,300	62,780
†CG oncology, Inc.	36,200	1,365,826
†Cibus, Inc.	11,900	38,794
†Cogent Biosciences, Inc.	70,700	763,560
†Coherus Biosciences, Inc.	83,905	87,261
†Compass Therapeutics, Inc.	81,540	150,034
†Corbus Pharmaceuticals Holdings, Inc.	7,700	158,851
†Crinetics Pharmaceuticals, Inc.	60,068	3,069,475
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Cullinan Therapeutics, Inc.	38,900	$651,186
†Cytokinetics, Inc.	86,866	4,586,525
†Day One Biopharmaceuticals, Inc.	39,700	553,021
†Denali Therapeutics, Inc.	95,900	2,793,567
†Design Therapeutics, Inc.	24,800	133,424
†Dianthus Therapeutics, Inc.	18,200	498,316
†Disc Medicine, Inc.	12,600	619,164
†Dynavax Technologies Corp.	102,415	1,140,903
†Dyne Therapeutics, Inc.	62,300	2,237,816
†Editas Medicine, Inc.	61,938	211,209
†Elevation Oncology, Inc.	41,300	24,776
†Eliem Therapeutics, Inc.	5,700	29,013
†Enanta Pharmaceuticals, Inc.	15,200	157,472
†Entrada Therapeutics, Inc.	19,600	313,208
†Erasca, Inc.	89,400	244,062
†Fate Therapeutics, Inc.	79,454	278,089
†Fennec Pharmaceuticals, Inc.	18,900	94,500
†Fibrobiologics, Inc.	20,300	62,727
†Foghorn Therapeutics, Inc.	20,000	186,200
†Galectin Therapeutics, Inc.	16,000	44,000
†Generation Bio Co.	34,500	85,215
†Geron Corp.	449,194	2,039,341
†Greenwich Lifesciences, Inc.	4,700	67,539
†Gyre Therapeutics, Inc.	5,500	68,970
†Halozyme Therapeutics, Inc.	96,243	5,508,949
†Heron Therapeutics, Inc.	93,292	185,651
†HilleVax, Inc.	25,000	44,000
†Humacyte, Inc.	69,800	379,712
†Ideaya Biosciences, Inc.	63,600	2,014,848
†IGM Biosciences, Inc.	11,900	196,826
†ImmunityBio, Inc.	112,800	419,616
†Immunome, Inc.	39,400	576,028
†Immunovant, Inc.	45,300	1,291,503
†Inhibrx Biosciences, Inc.	8,300	129,978
†Inmune Bio, Inc.	9,600	51,744
†Inovio Pharmaceuticals, Inc.	20,100	116,178
†Inozyme Pharma, Inc.	40,900	213,907
†Insmed, Inc.	120,900	8,825,700
†Intellia Therapeutics, Inc.	75,000	1,541,250
†Invivyd, Inc.	62,400	63,648
†Iovance Biotherapeutics, Inc.	195,300	1,833,867
†Ironwood Pharmaceuticals, Inc.	107,972	444,845
†iTeos Therapeutics, Inc.	20,600	210,326
†Janux Therapeutics, Inc.	22,000	999,460
†Jasper Therapeutics, Inc.	9,000	169,290
†KalVista Pharmaceuticals, Inc.	30,200	349,716
†Keros Therapeutics, Inc.	23,100	1,341,417
†Kiniksa Pharmaceuticals International PLC	29,200	729,708
†Kodiak Sciences, Inc.	27,015	70,509
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Korro Bio, Inc.	4,800	$160,416
†Krystal Biotech, Inc.	19,146	3,485,146
†Kura Oncology, Inc.	56,299	1,100,082
†Kymera Therapeutics, Inc.	34,700	1,642,351
†Kyverna Therapeutics, Inc.	13,400	65,526
†Larimar Therapeutics, Inc.	33,400	218,770
LENZ Therapeutics, Inc.	9,985	237,044
†Lexeo Therapeutics, Inc.	8,100	73,224
†Lexicon Pharmaceuticals, Inc.	91,016	142,895
†Lineage Cell Therapeutics, Inc.	124,500	112,710
†Lyell Immunopharma, Inc.	125,800	173,604
†MacroGenics, Inc.	47,400	155,946
†Madrigal Pharmaceuticals, Inc.	13,574	2,880,674
†MannKind Corp.	206,200	1,296,998
†MeiraGTx Holdings PLC	31,192	130,071
†=Merrimack Pharmaceuticals, Inc.	1,500	15
†Mersana Therapeutics, Inc.	83,300	157,437
†Metagenomi, Inc.	6,700	14,539
†MiMedx Group, Inc.	90,800	536,628
†Mineralys Therapeutics, Inc.	22,700	274,897
†Mirum Pharmaceuticals, Inc.	30,500	1,189,500
†Monte Rosa Therapeutics, Inc.	22,700	120,310
†Myriad Genetics, Inc.	69,000	1,889,910
†Neurogene, Inc.	8,200	344,072
†Nkarta, Inc.	42,000	189,840
†Novavax, Inc.	110,200	1,391,826
†Nurix Therapeutics, Inc.	47,000	1,056,090
†Nuvalent, Inc. Class A	26,600	2,721,180
†Ocugen, Inc.	203,100	201,516
†Olema Pharmaceuticals, Inc.	31,700	378,498
†Organogenesis Holdings, Inc.	56,800	162,448
†ORIC Pharmaceuticals, Inc.	48,900	501,225
†Outlook Therapeutics, Inc.	6,724	35,906
†Ovid therapeutics, Inc.	44,200	52,156
†PepGen, Inc.	12,300	105,165
†Perspective Therapeutics, Inc.	37,400	499,290
†Poseida Therapeutics, Inc.	52,500	150,150
†Praxis Precision Medicines, Inc.	13,300	765,282
†Precigen, Inc.	104,500	98,972
†Prelude Therapeutics, Inc.	9,400	19,458
†Prime Medicine, Inc.	45,000	174,150
†ProKidney Corp.	50,100	96,192
†Protagonist Therapeutics, Inc.	45,100	2,029,500
†Prothena Corp. PLC	32,800	548,744
†PTC Therapeutics, Inc.	58,724	2,178,660
†Puma Biotechnology, Inc.	32,800	83,640
†Pyxis Oncology, Inc.	38,700	142,029
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Q32 Bio, Inc.	4,800	$214,176
†RAPT Therapeutics, Inc.	21,400	43,014
†Recursion Pharmaceuticals, Inc. Class A	161,900	1,066,921
†REGENXBIO, Inc.	36,600	383,934
†Regulus Therapeutics, Inc.	50,000	78,500
†Relay Therapeutics, Inc.	76,300	540,204
†Renovaro, Inc.	38,600	18,655
†Replimune Group, Inc.	39,976	438,137
†REVOLUTION Medicines, Inc.	117,512	5,329,169
†Rhythm Pharmaceuticals, Inc.	42,200	2,210,858
†Rigel Pharmaceuticals, Inc.	13,206	213,673
†Rocket Pharmaceuticals, Inc.	51,000	941,970
†Sage Therapeutics, Inc.	42,800	309,016
†Sana Biotechnology, Inc.	105,100	437,216
†Savara, Inc.	76,800	325,632
†Scholar Rock Holding Corp.	54,400	435,744
†Sera Prognostics, Inc. Class A	21,800	170,040
†Shattuck Labs, Inc.	31,000	108,190
†Skye Bioscience, Inc.	13,700	53,567
†Soleno Therapeutics, Inc.	17,200	868,428
†Solid Biosciences, Inc.	17,800	124,066
†SpringWorks Therapeutics, Inc.	53,600	1,717,344
†Spyre Therapeutics, Inc.	26,700	785,247
†Stoke Therapeutics, Inc.	28,300	347,807
†Summit Therapeutics, Inc.	67,700	1,482,630
†Sutro Biopharma, Inc.	65,000	224,900
†Syndax Pharmaceuticals, Inc.	63,906	1,230,190
†Tango Therapeutics, Inc.	38,000	292,600
†Taysha Gene Therapies, Inc.	127,200	255,672
†Tenaya Therapeutics, Inc.	43,700	84,341
†TG Therapeutics, Inc.	107,700	2,519,103
Tourmaline Bio, Inc.	18,300	470,493
†Travere Therapeutics, Inc.	56,700	793,233
†TScan Therapeutics, Inc.	30,400	151,392
†Twist Bioscience Corp.	44,400	2,005,992
†Tyra Biosciences, Inc.	16,100	378,511
†UroGen Pharma Ltd.	27,300	346,710
†Vanda Pharmaceuticals, Inc.	44,181	207,209
†Vaxcyte, Inc.	92,300	10,547,121
†Vera Therapeutics, Inc.	30,500	1,348,100
†Veracyte, Inc.	59,300	2,018,572
†Verastem, Inc.	20,100	60,099
†Vericel Corp.	37,800	1,597,050
†Verve Therapeutics, Inc.	56,400	272,976
†Vir Biotechnology, Inc.	68,500	513,065
†Viridian Therapeutics, Inc.	48,200	1,096,550
†Voyager Therapeutics, Inc.	36,500	213,525
†Werewolf Therapeutics, Inc.	24,100	51,092
†X4 Pharmaceuticals, Inc.	133,300	89,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†XBiotech, Inc.	14,600	$112,858
†Xencor, Inc.	45,800	921,038
†XOMA Royalty Corp.	6,400	169,472
†Y-mAbs Therapeutics, Inc.	28,700	377,405
†Zentalis Pharmaceuticals, Inc.	45,400	167,072
†Zura Bio Ltd.	17,100	69,426
†Zymeworks, Inc.	42,900	538,395
		185,137,444
Broadline Retail–0.02%
†1stdibs.com, Inc.	19,800	87,318
†Groupon, Inc.	18,200	177,996
†Qurate Retail, Inc. Class B	1,527	6,536
†Savers Value Village, Inc.	18,600	195,672
		467,522
Building Products–1.52%
†American Woodmark Corp.	11,875	1,109,719
Apogee Enterprises, Inc.	16,947	1,186,544
AZZ, Inc.	22,745	1,878,964
†Caesarstone Ltd.	16,400	74,784
CSW Industrials, Inc.	12,800	4,689,792
†Gibraltar Industries, Inc.	23,556	1,647,271
Griffon Corp.	28,831	2,018,170
Insteel Industries, Inc.	14,339	445,800
†Janus International Group, Inc.	110,500	1,117,155
†JELD-WEN Holding, Inc.	66,459	1,050,717
†Masterbrand, Inc.	97,700	1,811,358
Quanex Building Products Corp.	34,652	961,593
†Resideo Technologies, Inc.	113,600	2,287,904
Tecnoglass, Inc.	17,600	1,208,416
UFP Industries, Inc.	46,710	6,128,819
Zurn Elkay Water Solutions Corp.	111,000	3,989,340
		31,606,346
Capital Markets–1.70%
†AlTi Global, Inc.	26,600	99,484
Artisan Partners Asset Management, Inc. Class A	48,600	2,105,352
B Riley Financial, Inc.	15,723	82,546
BGC Group, Inc. Class A	280,000	2,570,400
Brightsphere Investment Group, Inc.	21,917	556,692
Cohen & Steers, Inc.	21,169	2,031,166
Diamond Hill Investment Group, Inc.	2,132	344,552
†Donnelley Financial Solutions, Inc.	19,700	1,296,851
†Forge Global Holdings, Inc.	85,000	111,350
GCM Grosvenor, Inc. Class A	31,800	359,976
Hamilton Lane, Inc. Class A	29,600	4,984,344
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketWise, Inc.	25,600	$17,108
Moelis & Co. Class A	54,400	3,726,944
†Open Lending Corp. Class A	81,200	496,944
P10, Inc. Class A	32,600	349,146
Patria Investments Ltd. Class A	42,400	473,608
Perella Weinberg Partners	40,400	780,124
Piper Sandler Cos.	13,368	3,793,972
PJT Partners, Inc. Class A	18,300	2,440,122
Silvercrest Asset Management Group, Inc. Class A	7,400	127,576
StepStone Group, Inc. Class A	47,800	2,716,474
†StoneX Group, Inc.	21,086	1,726,522
Value Line, Inc.	700	32,550
Victory Capital Holdings, Inc. Class A	31,760	1,759,504
Virtus Investment Partners, Inc.	5,232	1,095,842
WisdomTree, Inc.	108,208	1,080,998
		35,160,147
Chemicals–1.98%
AdvanSix, Inc.	20,100	610,638
American Vanguard Corp.	20,595	109,154
†Arcadium Lithium PLC	836,055	2,382,757
†Arq, Inc.	19,500	114,465
†ASP Isotopes, Inc.	31,400	87,292
†Aspen Aerogels, Inc.	45,300	1,254,357
Avient Corp.	69,702	3,507,405
Balchem Corp.	24,909	4,383,984
Cabot Corp.	41,800	4,671,986
†Core Molding Technologies, Inc.	5,800	99,818
†Ecovyst, Inc.	89,500	613,075
Hawkins, Inc.	14,936	1,903,892
HB Fuller Co.	42,209	3,350,550
†Ingevity Corp.	28,253	1,101,867
Innospec, Inc.	19,204	2,171,780
†Intrepid Potash, Inc.	8,200	196,800
Koppers Holdings, Inc.	15,660	572,060
Kronos Worldwide, Inc.	17,689	220,228
†LSB Industries, Inc.	41,700	335,268
Mativ Holdings, Inc.	41,679	708,126
Minerals Technologies, Inc.	24,764	1,912,524
Northern Technologies International Corp.	6,200	76,198
Orion SA	45,095	803,142
†Perimeter Solutions SA	103,878	1,397,159
†PureCycle Technologies, Inc.	95,000	902,500
Quaker Chemical Corp.	10,913	1,838,731
†Rayonier Advanced Materials, Inc.	49,300	422,008
Sensient Technologies Corp.	32,495	2,606,749
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Stepan Co.	16,470	$1,272,307
Tronox Holdings PLC	92,600	1,354,738
Valhi, Inc.	2,100	70,077
		41,051,635
Commercial Services & Supplies–1.71%
ABM Industries, Inc.	49,123	2,591,730
ACCO Brands Corp.	73,224	400,535
†ACV Auctions, Inc. Class A	114,200	2,321,686
Aris Water Solutions, Inc. Class A	21,300	359,331
†Bridger Aerospace Group Holdings, Inc.	7,000	15,540
†BrightView Holdings, Inc.	34,900	549,326
Brink's Co.	34,660	4,008,082
†Casella Waste Systems, Inc. Class A	47,634	4,739,107
†CECO Environmental Corp.	23,000	648,600
†Cimpress PLC	13,134	1,075,937
CompX International, Inc.	838	24,478
†CoreCivic, Inc.	85,681	1,083,865
Deluxe Corp.	34,040	663,440
†Driven Brands Holdings, Inc.	46,000	656,420
Ennis, Inc.	19,462	473,316
†Enviri Corp.	61,300	633,842
†GEO Group, Inc.	96,738	1,243,083
†Healthcare Services Group, Inc.	57,181	638,712
HNI Corp.	36,235	1,950,892
Interface, Inc.	44,421	842,666
†LanzaTech Global, Inc.	88,500	169,035
†Liquidity Services, Inc.	17,073	389,264
Matthews International Corp. Class A	22,910	531,512
MillerKnoll, Inc.	53,305	1,319,832
†Montrose Environmental Group, Inc.	24,900	654,870
NL Industries, Inc.	6,336	47,076
†OPENLANE, Inc.	83,700	1,412,856
†Perma-Fix Environmental Services, Inc.	9,900	121,473
Pitney Bowes, Inc.	125,800	896,954
Quad/Graphics, Inc.	22,700	103,058
†Quest Resource Holding Corp.	13,600	108,528
Steelcase, Inc. Class A	72,498	977,998
UniFirst Corp.	11,567	2,297,785
†Viad Corp.	15,713	562,997
Virco Mfg. Corp.	8,300	114,623
VSE Corp.	10,666	882,398
		35,510,847
Communications Equipment–0.64%
†ADTRAN Holdings, Inc.	60,648	359,643
†Applied Optoelectronics, Inc.	29,400	420,714
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Aviat Networks, Inc.	8,800	$190,344
†Calix, Inc.	45,331	1,758,389
†Clearfield, Inc.	9,500	370,120
†CommScope Holding Co., Inc.	162,600	993,486
†Digi International, Inc.	27,943	769,271
†Extreme Networks, Inc.	98,145	1,475,119
†Harmonic, Inc.	85,988	1,252,845
†Infinera Corp.	156,023	1,053,155
†NETGEAR, Inc.	22,234	446,014
†NetScout Systems, Inc.	53,756	1,169,193
†Ribbon Communications, Inc.	70,902	230,432
†Viasat, Inc.	94,700	1,130,718
†Viavi Solutions, Inc.	172,000	1,551,440
		13,170,883
Construction & Engineering–1.58%
†Ameresco, Inc. Class A	24,821	941,709
Arcosa, Inc.	37,400	3,544,024
Argan, Inc.	9,524	966,019
†Bowman Consulting Group Ltd.	10,600	255,248
†Centuri Holdings, Inc.	10,900	176,035
†Concrete Pumping Holdings, Inc.	18,900	109,431
†Construction Partners, Inc. Class A	33,100	2,310,380
†Dycom Industries, Inc.	21,929	4,322,206
†Fluor Corp.	131,800	6,288,178
Granite Construction, Inc.	34,179	2,709,711
†Great Lakes Dredge & Dock Corp.	50,534	532,123
†IES Holdings, Inc.	6,300	1,257,606
†Limbach Holdings, Inc.	7,800	590,928
†Matrix Service Co.	21,100	243,283
†MYR Group, Inc.	12,494	1,277,262
†Northwest Pipe Co.	7,548	340,641
†Orion Group Holdings, Inc.	24,400	140,788
Primoris Services Corp.	41,238	2,395,103
†Southland Holdings, Inc.	8,200	30,340
†Sterling Infrastructure, Inc.	23,300	3,378,966
†Tutor Perini Corp.	33,406	907,307
		32,717,288
Construction Materials–0.41%
†Knife River Corp.	43,800	3,915,282
†Smith-Midland Corp.	3,600	120,204
†Summit Materials, Inc. Class A	93,426	3,646,417
U.S. Lime & Minerals, Inc.	8,135	794,464
		8,476,367
Consumer Finance–0.87%
†Atlanticus Holdings Corp.	4,315	151,370
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	38,400	$1,827,072
†Consumer Portfolio Services, Inc.	6,500	60,970
†Encore Capital Group, Inc.	18,463	872,746
†Enova International, Inc.	19,523	1,635,832
FirstCash Holdings, Inc.	29,624	3,400,835
†Green Dot Corp. Class A	41,802	489,501
†LendingClub Corp.	84,660	967,664
†LendingTree, Inc.	7,900	458,437
Medallion Financial Corp.	14,500	118,030
†Moneylion, Inc.	6,700	278,385
Navient Corp.	59,900	933,841
Nelnet, Inc. Class A	10,838	1,227,729
†NerdWallet, Inc. Class A	30,500	387,655
OppFi, Inc.	14,200	67,166
†PRA Group, Inc.	29,923	669,078
PROG Holdings, Inc.	31,805	1,542,225
Regional Management Corp.	6,143	200,938
†Upstart Holdings, Inc.	59,400	2,376,594
†World Acceptance Corp.	2,801	330,462
		17,996,530
Consumer Staples Distribution & Retail–0.79%
Andersons, Inc.	25,463	1,276,715
†Chefs' Warehouse, Inc.	27,435	1,152,544
†HF Foods Group, Inc.	32,900	117,453
Ingles Markets, Inc. Class A	11,231	837,833
Natural Grocers by Vitamin Cottage, Inc.	7,389	219,379
PriceSmart, Inc.	19,332	1,774,291
SpartanNash Co.	26,558	595,165
†Sprouts Farmers Market, Inc.	77,800	8,589,898
†United Natural Foods, Inc.	45,999	773,703
Village Super Market, Inc. Class A	6,613	210,227
Weis Markets, Inc.	12,900	889,197
		16,436,405
Containers & Packaging–0.25%
Ardagh Metal Packaging SA	114,800	432,796
Greif, Inc. Class A	23,317	1,488,411
Myers Industries, Inc.	27,997	386,919
†O-I Glass, Inc.	120,900	1,586,208
Pactiv Evergreen, Inc.	30,700	353,357
†Ranpak Holdings Corp.	33,000	215,490
TriMas Corp.	31,325	799,727
		5,262,908
Distributors–0.06%
A-Mark Precious Metals, Inc.	13,400	591,744
†GigaCloud Technology, Inc. Class A	18,700	429,726
Weyco Group, Inc.	4,500	153,180
		1,174,650
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.93%
†Adtalem Global Education, Inc.	28,717	$2,167,559
†American Public Education, Inc.	12,400	182,900
Carriage Services, Inc.	10,735	352,430
†Chegg, Inc.	78,900	139,653
†Coursera, Inc.	106,300	844,022
†European Wax Center, Inc. Class A	26,500	180,200
†Frontdoor, Inc.	60,600	2,908,194
Graham Holdings Co. Class B	2,500	2,054,300
Laureate Education, Inc.	104,500	1,735,745
†Lincoln Educational Services Corp.	20,900	249,546
†Mister Car Wash, Inc.	74,100	482,391
†Nerdy, Inc.	63,800	62,722
OneSpaWorld Holdings Ltd.	78,000	1,287,780
Perdoceo Education Corp.	51,268	1,140,201
Strategic Education, Inc.	17,335	1,604,354
†Stride, Inc.	32,700	2,789,637
†Udemy, Inc.	75,600	562,464
†Universal Technical Institute, Inc.	31,200	507,312
		19,251,410
Diversified REITs–0.68%
Alexander & Baldwin, Inc.	56,608	1,086,874
Alpine Income Property Trust, Inc.	9,800	178,360
American Assets Trust, Inc.	37,473	1,001,278
Armada Hoffler Properties, Inc.	52,000	563,160
Broadstone Net Lease, Inc.	146,500	2,776,175
CTO Realty Growth, Inc.	16,742	318,433
Empire State Realty Trust, Inc. Class A	105,000	1,163,400
Essential Properties Realty Trust, Inc.	135,335	4,621,690
Gladstone Commercial Corp.	30,605	497,025
Global Net Lease, Inc.	157,228	1,323,860
NexPoint Diversified Real Estate Trust	25,972	162,325
One Liberty Properties, Inc.	12,507	344,443
		14,037,023
Diversified Telecommunication Services–0.72%
†Anterix, Inc.	7,400	278,684
†AST SpaceMobile, Inc.	103,000	2,693,450
ATN International, Inc.	8,492	274,631
†Bandwidth, Inc. Class A	19,700	344,947
Cogent Communications Holdings, Inc.	34,004	2,581,584
†Consolidated Communications Holdings, Inc.	58,255	270,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Globalstar, Inc.	563,900	$699,236
IDT Corp. Class B	11,900	454,223
†Liberty Latin America Ltd. Class A	124,171	1,180,715
†Lumen Technologies, Inc.	780,900	5,544,390
Shenandoah Telecommunications Co.	37,450	528,420
		14,850,583
Electric Utilities–0.78%
ALLETE, Inc.	44,773	2,873,979
Genie Energy Ltd. Class B	10,300	167,375
†Hawaiian Electric Industries, Inc.	127,800	1,237,104
MGE Energy, Inc.	28,115	2,571,117
Otter Tail Corp.	32,081	2,507,451
Portland General Electric Co.	78,400	3,755,360
TXNM Energy, Inc.	69,936	3,061,098
		16,173,484
Electrical Equipment–1.26%
Allient, Inc.	11,600	220,284
†American Superconductor Corp.	26,100	615,960
†Amprius Technologies, Inc.	4,300	4,773
†Array Technologies, Inc.	118,000	778,800
Atkore, Inc.	28,300	2,398,142
†Blink Charging Co.	76,300	131,236
†Bloom Energy Corp. Class A	155,045	1,637,275
†ChargePoint Holdings, Inc.	308,400	422,508
†Energy Vault Holdings, Inc.	81,100	77,856
EnerSys	30,822	3,145,385
†Enovix Corp.	115,700	1,080,638
†Fluence Energy, Inc.	47,700	1,083,267
†Freyr Battery, Inc.	88,900	86,242
†FuelCell Energy, Inc.	354,000	134,520
†GrafTech International Ltd.	205,800	271,656
LSI Industries, Inc.	21,600	348,840
†Net Power, Inc.	16,700	117,067
†NEXTracker, Inc. Class A	111,100	4,164,028
†NuScale Power Corp.	59,400	687,852
†Plug Power, Inc.	566,500	1,280,290
Powell Industries, Inc.	7,208	1,600,104
Preformed Line Products Co.	1,886	241,559
†SES AI Corp.	93,900	60,077
†Shoals Technologies Group, Inc. Class A	132,100	741,081
†SolarMax Technology, Inc.	5,700	3,600
†Stem, Inc.	108,100	37,641
†Sunrun, Inc.	168,600	3,044,916
†Thermon Group Holdings, Inc.	26,160	780,614
†TPI Composites, Inc.	36,700	166,985
†Ultralife Corp.	8,000	72,320
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Vicor Corp.	17,271	$727,109
		26,162,625
Electronic Equipment, Instruments & Components–2.97%
†908 Devices, Inc.	18,100	62,807
Advanced Energy Industries, Inc.	29,079	3,060,274
†Aeva Technologies, Inc.	20,980	69,024
†Arlo Technologies, Inc.	74,515	902,377
Badger Meter, Inc.	22,722	4,962,712
Bel Fuse, Inc. Class A	9,300	759,431
Belden, Inc.	31,242	3,659,376
Benchmark Electronics, Inc.	27,766	1,230,589
Climb Global Solutions, Inc.	3,200	318,528
CTS Corp.	23,211	1,122,948
†Daktronics, Inc.	29,600	382,136
†ePlus, Inc.	20,416	2,007,709
†Evolv Technologies Holdings, Inc.	103,900	420,795
†Fabrinet	28,156	6,657,205
†FARO Technologies, Inc.	13,799	264,113
†Insight Enterprises, Inc.	21,503	4,631,531
†Iteris, Inc.	33,600	239,904
†Itron, Inc.	35,444	3,785,774
†Kimball Electronics, Inc.	19,575	362,333
†Knowles Corp.	66,206	1,193,694
†Lightwave Logic, Inc.	91,400	252,264
Methode Electronics, Inc.	25,866	309,357
†MicroVision, Inc.	153,100	174,534
†Mirion Technologies, Inc.	156,100	1,728,027
Napco Security Technologies, Inc.	27,500	1,112,650
†nLight, Inc.	35,100	375,219
†Novanta, Inc.	27,663	4,949,464
†OSI Systems, Inc.	12,468	1,893,016
†Ouster, Inc.	34,400	216,720
†PAR Technology Corp.	26,300	1,369,704
PC Connection, Inc.	8,924	673,137
†Plexus Corp.	20,863	2,852,181
†Powerfleet, Inc. NJ	72,000	360,000
Richardson Electronics Ltd.	9,000	111,060
†Rogers Corp.	14,652	1,655,823
†Sanmina Corp.	41,295	2,826,643
†ScanSource, Inc.	18,937	909,544
†SmartRent, Inc.	144,900	250,677
†TTM Technologies, Inc.	78,925	1,440,381
Vishay Intertechnology, Inc.	97,421	1,842,231
†Vishay Precision Group, Inc.	9,372	242,735
		61,638,627
Energy Equipment & Services–2.12%
Archrock, Inc.	128,302	2,596,832
Atlas Energy Solutions, Inc.	52,800	1,151,040
†Borr Drilling Ltd.	184,700	1,014,003
†Bristow Group, Inc.	19,273	668,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Cactus, Inc. Class A	50,400	$3,007,368
ChampionX Corp.	147,200	4,438,080
Core Laboratories, Inc.	36,300	672,639
†DMC Global, Inc.	14,988	194,544
†Drilling Tools International Corp.	7,500	27,975
†Expro Group Holdings NV	73,966	1,269,996
†Forum Energy Technologies, Inc.	9,400	145,324
†Geospace Technologies Corp.	10,000	103,400
†Helix Energy Solutions Group, Inc.	112,356	1,247,152
Helmerich & Payne, Inc.	74,600	2,269,332
†Innovex International, Inc.	26,500	389,020
Kodiak Gas Services, Inc.	15,300	443,700
Liberty Energy, Inc.	124,522	2,377,125
†Mammoth Energy Services, Inc.	16,700	68,303
†Nabors Industries Ltd.	7,114	458,640
†Natural Gas Services Group, Inc.	8,500	162,435
†Newpark Resources, Inc.	63,241	438,260
Noble Corp. PLC	106,535	3,850,175
†Oceaneering International, Inc.	78,000	1,939,860
†Oil States International, Inc.	47,900	220,340
Patterson-UTI Energy, Inc.	298,989	2,287,266
†ProFrac Holding Corp. Class A	17,600	119,504
†ProPetro Holding Corp.	68,000	520,880
Ranger Energy Services, Inc.	13,700	163,167
RPC, Inc.	65,100	414,036
†SEACOR Marine Holdings, Inc.	18,800	181,420
†Seadrill Ltd.	52,600	2,090,324
Select Water Solutions, Inc.	71,500	795,795
Solaris Energy Infrastructure, Inc. Class A	20,000	255,200
†TETRA Technologies, Inc.	96,900	300,390
†Tidewater, Inc.	37,611	2,700,094
†Transocean Ltd.	562,700	2,391,475
†Valaris Ltd.	48,200	2,687,150
		44,060,824
Entertainment–0.50%
†AMC Entertainment Holdings, Inc. Class A	257,700	1,172,535
†Atlanta Braves Holdings, Inc. Class A	47,000	1,889,400
†Cinemark Holdings, Inc.	85,200	2,371,968
†Eventbrite, Inc. Class A	65,900	179,907
†Golden Matrix Group, Inc.	15,600	36,348
†IMAX Corp.	33,000	676,830
†Lions Gate Entertainment Corp. Class A	140,500	1,014,757
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†LiveOne, Inc.	52,600	$49,907
†Madison Square Garden Entertainment Corp.	30,472	1,295,974
Marcus Corp.	18,434	277,800
†Playstudios, Inc.	67,100	101,321
†Reservoir Media, Inc.	14,500	117,595
†Sphere Entertainment Co.	20,672	913,289
†Vivid Seats, Inc. Class A	62,500	231,250
		10,328,881
Financial Services–2.72%
†Acacia Research Corp.	29,500	137,470
Alerus Financial Corp.	13,800	315,744
†AvidXchange Holdings, Inc.	136,100	1,103,771
Banco Latinoamericano de Comercio Exterior SA	21,458	697,170
Burford Capital Ltd.	154,600	2,049,996
Cannae Holdings, Inc.	43,500	829,110
†Cantaloupe, Inc.	44,600	330,040
Cass Information Systems, Inc.	10,615	440,310
Compass Diversified Holdings	51,600	1,141,908
Enact Holdings, Inc.	22,500	817,425
Essent Group Ltd.	80,509	5,175,924
EVERTEC, Inc.	50,307	1,704,904
Federal Agricultural Mortgage Corp. Class C	7,074	1,325,738
†Flywire Corp.	94,000	1,540,660
HA Sustainable Infrastructure Capital, Inc.	86,800	2,991,996
†I3 Verticals, Inc. Class A	17,491	372,733
†International Money Express, Inc.	24,234	448,087
Jackson Financial, Inc. Class A	58,900	5,373,447
†Marqeta, Inc. Class A	363,400	1,787,928
Merchants Bancorp	13,514	607,590
†Mr. Cooper Group, Inc.	49,287	4,543,276
†NCR Atleos Corp.	56,200	1,603,386
NewtekOne, Inc.	18,300	228,018
†NMI Holdings, Inc. Class A	60,300	2,483,757
†Onity Group, Inc.	5,000	159,700
†Pagseguro Digital Ltd. Class A	147,300	1,268,253
†Payoneer Global, Inc.	220,800	1,662,624
†Paysafe Ltd.	25,084	562,634
†Paysign, Inc.	25,700	94,319
PennyMac Financial Services, Inc.	20,600	2,347,782
†Priority Technology Holdings, Inc.	15,200	103,816
Radian Group, Inc.	116,954	4,057,134
†Remitly Global, Inc.	113,000	1,513,070
†Repay Holdings Corp.	71,700	585,072
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Sezzle, Inc.	1,900	$324,121
†StoneCo Ltd. Class A	220,900	2,487,334
†SWK Holdings Corp.	2,900	50,141
†Velocity Financial, Inc.	7,000	137,270
Walker & Dunlop, Inc.	24,963	2,835,547
Waterstone Financial, Inc.	12,980	190,806
		56,430,011
Food Products–0.98%
Alico, Inc.	5,500	153,835
B&G Foods, Inc.	60,114	533,812
†Beyond Meat, Inc.	45,900	311,202
†BRC, Inc. Class A	41,300	141,246
Calavo Growers, Inc.	12,654	361,019
Cal-Maine Foods, Inc.	31,830	2,382,157
Dole PLC	58,000	944,820
†Forafric Global PLC	4,600	52,164
Fresh Del Monte Produce, Inc.	26,456	781,510
†Hain Celestial Group, Inc.	69,200	597,196
J & J Snack Foods Corp.	11,787	2,028,778
John B Sanfilippo & Son, Inc.	7,002	660,359
Lancaster Colony Corp.	15,154	2,675,742
†Lifeway Foods, Inc.	3,500	90,720
Limoneira Co.	13,100	347,150
†Mama's Creations, Inc.	26,000	189,800
†Mission Produce, Inc.	34,500	442,290
†Seneca Foods Corp. Class A	3,788	236,106
†Simply Good Foods Co.	70,400	2,447,808
†SunOpta, Inc.	72,400	461,912
†TreeHouse Foods, Inc.	36,500	1,532,270
Utz Brands, Inc.	50,900	900,930
†Vital Farms, Inc.	25,500	894,285
†Westrock Coffee Co.	26,700	173,550
WK Kellogg Co.	51,400	879,454
		20,220,115
Gas Utilities–0.99%
Brookfield Infrastructure Corp. Class A	92,578	4,020,662
Chesapeake Utilities Corp.	17,065	2,118,961
New Jersey Resources Corp.	75,797	3,577,618
Northwest Natural Holding Co.	29,719	1,213,130
ONE Gas, Inc.	43,479	3,235,707
RGC Resources, Inc.	6,300	142,191
Southwest Gas Holdings, Inc.	47,022	3,468,343
Spire, Inc.	42,120	2,834,255
		20,610,867
Ground Transportation–0.47%
ArcBest Corp.	18,175	1,971,079
Covenant Logistics Group, Inc.	6,400	338,176
FTAI Infrastructure, Inc.	77,600	726,336
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Heartland Express, Inc.	35,709	$438,506
†Hertz Global Holdings, Inc.	97,500	321,750
Marten Transport Ltd.	44,794	792,854
†PAM Transportation Services, Inc.	4,800	88,800
†Proficient Auto Logistics, Inc.	10,500	148,890
†RXO, Inc.	104,683	2,931,124
Universal Logistics Holdings, Inc.	5,197	224,043
Werner Enterprises, Inc.	47,220	1,822,220
		9,803,778
Health Care Equipment & Supplies–3.26%
†Accuray, Inc.	76,700	138,060
†Alphatec Holdings, Inc.	78,300	435,348
†AngioDynamics, Inc.	30,192	234,894
†Artivion, Inc.	31,110	828,148
†AtriCure, Inc.	37,103	1,040,368
†Avanos Medical, Inc.	35,400	850,662
†Axogen, Inc.	32,300	452,846
†Axonics, Inc.	39,300	2,735,280
†Bioventus, Inc. Class A	29,800	356,110
†Cerus Corp.	137,283	238,872
CONMED Corp.	24,022	1,727,662
†CVRx, Inc.	9,300	81,933
Embecta Corp.	44,700	630,270
†Fractyl Health, Inc.	5,900	14,927
†Glaukos Corp.	37,745	4,917,419
†Haemonetics Corp.	38,700	3,110,706
†ICU Medical, Inc.	16,500	3,006,630
†Inari Medical, Inc.	41,300	1,703,212
†Inmode Ltd.	61,700	1,045,815
†Inogen, Inc.	18,590	180,323
†Integer Holdings Corp.	25,725	3,344,250
†Integra LifeSciences Holdings Corp.	52,200	948,474
iRadimed Corp.	6,400	321,856
†iRhythm Technologies, Inc.	24,350	1,807,744
†Lantheus Holdings, Inc.	52,906	5,806,433
LeMaitre Vascular, Inc.	15,798	1,467,476
†LivaNova PLC	42,096	2,211,724
†Merit Medical Systems, Inc.	44,141	4,362,455
†Neogen Corp.	168,350	2,829,963
†NeuroPace, Inc.	10,800	75,276
†Nevro Corp.	27,900	155,961
†Novocure Ltd.	83,100	1,298,853
†=OmniAb, Inc. Earnout Shares	4,688	0
†=OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	35,625	1,553,250
†OraSure Technologies, Inc.	56,006	239,146
†Orchestra BioMed Holdings, Inc.	18,500	95,090
†Orthofix Medical, Inc.	25,718	401,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†OrthoPediatrics Corp.	12,505	$339,010
†Paragon 28, Inc.	37,800	252,504
†PROCEPT BioRobotics Corp.	32,900	2,635,948
†Pulmonx Corp.	28,500	236,265
†Pulse Biosciences, Inc.	13,777	241,649
†RxSight, Inc.	26,486	1,309,203
†Sanara Medtech, Inc.	3,100	93,744
†Semler Scientific, Inc.	3,500	82,425
†SI-BONE, Inc.	31,100	434,778
†Sight Sciences, Inc.	27,900	175,770
†STAAR Surgical Co.	38,599	1,433,953
†Stereotaxis, Inc.	43,500	88,740
†Surmodics, Inc.	10,965	425,223
†Tactile Systems Technology, Inc.	18,100	264,441
†Tandem Diabetes Care, Inc.	50,000	2,120,500
†TransMedics Group, Inc.	24,800	3,893,600
†Treace Medical Concepts, Inc.	39,300	227,940
†UFP Technologies, Inc.	5,640	1,786,188
Utah Medical Products, Inc.	2,615	174,970
†Varex Imaging Corp.	30,000	357,600
†Zimvie, Inc.	21,500	341,205
†Zynex, Inc.	12,160	99,226
		67,664,033
Health Care Providers & Services–2.82%
†Accolade, Inc.	58,600	225,610
†AdaptHealth Corp.	78,600	882,678
†Addus HomeCare Corp.	12,300	1,636,269
†Agilon Health, Inc.	240,200	943,986
†AirSculpt Technologies, Inc.	10,100	51,207
†Alignment Healthcare, Inc.	77,100	911,322
†AMN Healthcare Services, Inc.	29,574	1,253,642
†Astrana Health, Inc.	33,600	1,946,784
†Aveanna Healthcare Holdings, Inc.	42,300	219,960
†BrightSpring Health Services, Inc.	41,800	613,624
†Brookdale Senior Living, Inc.	148,500	1,008,315
†Castle Biosciences, Inc.	19,800	564,696
†Community Health Systems, Inc.	97,500	591,825
†Concentra Group Holdings Parent, Inc.	16,700	373,412
†CorVel Corp.	6,886	2,250,965
†Cross Country Healthcare, Inc.	25,917	348,324
†DocGo, Inc.	80,500	267,260
†Enhabit, Inc.	38,800	306,520
Ensign Group, Inc.	42,833	6,160,242
†Fulgent Genetics, Inc.	15,800	343,334
†GeneDx Holdings Corp.	9,700	411,668
†Guardant Health, Inc.	91,000	2,087,540
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†HealthEquity, Inc.	65,330	$5,347,261
†Hims & Hers Health, Inc.	146,400	2,696,688
†InfuSystem Holdings, Inc.	14,369	96,272
†Innovage Holding Corp.	15,700	94,200
†Joint Corp.	8,600	98,384
†LifeStance Health Group, Inc.	91,500	640,500
†ModivCare, Inc.	8,833	126,135
†Nano-X Imaging Ltd.	43,000	261,440
National HealthCare Corp.	9,775	1,229,402
National Research Corp.	12,137	277,452
†NeoGenomics, Inc.	99,365	1,465,634
†OPKO Health, Inc.	258,700	385,463
†Option Care Health, Inc.	132,207	4,138,079
†Owens & Minor, Inc.	59,054	926,557
†PACS Group, Inc.	30,100	1,203,097
Patterson Cos., Inc.	60,100	1,312,584
†Pediatrix Medical Group, Inc.	65,400	757,986
†Pennant Group, Inc.	22,366	798,466
†Performant Financial Corp.	55,400	207,196
†PetIQ, Inc.	21,200	652,324
†Privia Health Group, Inc.	79,500	1,447,695
†Progyny, Inc.	65,800	1,102,808
†Quipt Home Medical Corp.	30,400	88,768
†RadNet, Inc.	51,000	3,538,890
Select Medical Holdings Corp.	83,467	2,910,494
†Sonida Senior Living, Inc.	2,700	72,198
†Surgery Partners, Inc.	59,800	1,927,952
†Talkspace, Inc.	97,000	202,730
U.S. Physical Therapy, Inc.	11,549	977,392
†Viemed Healthcare, Inc.	26,400	193,512
		58,576,742
Health Care REITs–0.67%
American Healthcare REIT, Inc.	50,900	1,328,490
CareTrust REIT, Inc.	105,371	3,251,749
Community Healthcare Trust, Inc.	21,010	381,332
Diversified Healthcare Trust	167,400	701,406
Global Medical REIT, Inc.	46,900	464,779
LTC Properties, Inc.	33,573	1,231,793
National Health Investors, Inc.	32,334	2,717,996
Sabra Health Care REIT, Inc.	178,577	3,323,318
Strawberry Fields REIT, Inc.	4,900	62,181
Universal Health Realty Income Trust	10,073	460,840
		13,923,884
Health Care Technology–0.39%
†Definitive Healthcare Corp.	42,100	188,187
†Evolent Health, Inc. Class A	89,100	2,519,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Health Catalyst, Inc.	44,500	$362,230
HealthStream, Inc.	18,645	537,722
†LifeMD, Inc.	27,500	144,100
†OptimizeRx Corp.	14,800	114,256
†Phreesia, Inc.	39,600	902,484
†Schrodinger, Inc.	43,000	797,650
Simulations Plus, Inc.	12,400	397,048
†Teladoc Health, Inc.	133,300	1,223,694
†Waystar Holding Corp.	32,700	912,003
		8,099,122
Hotel & Resort REITs–0.75%
Apple Hospitality REIT, Inc.	177,000	2,628,450
Braemar Hotels & Resorts, Inc.	50,900	157,281
Chatham Lodging Trust	36,331	309,540
DiamondRock Hospitality Co.	163,874	1,430,620
Pebblebrook Hotel Trust	93,560	1,237,799
RLJ Lodging Trust	118,255	1,085,581
Ryman Hospitality Properties, Inc.	45,206	4,847,892
Service Properties Trust	129,200	589,152
Summit Hotel Properties, Inc.	80,673	553,417
Sunstone Hotel Investors, Inc.	156,892	1,619,125
Xenia Hotels & Resorts, Inc.	79,204	1,169,843
		15,628,700
Hotels, Restaurants & Leisure–1.85%
†Accel Entertainment, Inc.	40,900	475,258
†Bally's Corp.	18,973	327,284
†Biglari Holdings, Inc. Class B	555	95,466
†BJ's Restaurants, Inc.	15,059	490,321
Bloomin' Brands, Inc.	61,852	1,022,414
†Brinker International, Inc.	34,000	2,602,020
Cheesecake Factory, Inc.	37,574	1,523,626
†Chuy's Holdings, Inc.	13,532	506,097
Cracker Barrel Old Country Store, Inc.	17,062	773,762
†Dave & Buster's Entertainment, Inc.	25,400	864,870
†Denny's Corp.	38,956	251,266
†Despegar.com Corp.	47,100	584,040
Dine Brands Global, Inc.	12,032	375,759
†El Pollo Loco Holdings, Inc.	19,700	269,890
†Everi Holdings, Inc.	61,000	801,540
†First Watch Restaurant Group, Inc.	23,800	371,280
†Full House Resorts, Inc.	24,900	124,998
†Global Business Travel Group I	98,900	760,541
Golden Entertainment, Inc.	15,500	492,745
†Hilton Grand Vacations, Inc.	56,900	2,066,608
†Inspired Entertainment, Inc.	17,600	163,152
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	87,800	$1,870,140
Jack in the Box, Inc.	15,215	708,106
Krispy Kreme, Inc.	65,900	707,766
†Kura Sushi USA, Inc. Class A	4,500	362,520
†Life Time Group Holdings, Inc.	46,100	1,125,762
†Lindblad Expeditions Holdings, Inc.	26,900	248,825
Monarch Casino & Resort, Inc.	9,884	783,505
†Mondee Holdings, Inc.	30,300	42,117
Nathan's Famous, Inc.	2,200	177,980
†ONE Group Hospitality, Inc.	17,000	62,560
Papa John's International, Inc.	25,822	1,391,031
†PlayAGS, Inc.	29,700	338,283
†Portillo's, Inc. Class A	42,600	573,822
†Potbelly Corp.	21,500	179,310
RCI Hospitality Holdings, Inc.	6,700	298,485
Red Rock Resorts, Inc. Class A	38,000	2,068,720
†Rush Street Interactive, Inc.	60,200	653,170
†Sabre Corp.	294,600	1,081,182
†Shake Shack, Inc. Class A	29,300	3,024,053
Six Flags Entertainment Corp.	71,340	2,875,715
Super Group SGHC Ltd.	117,800	427,614
†Sweetgreen, Inc. Class A	76,200	2,701,290
†Target Hospitality Corp.	25,800	200,724
†United Parks & Resorts, Inc.	26,862	1,359,217
†Vacasa, Inc. Class A	7,200	20,232
†Xponential Fitness, Inc. Class A	17,900	221,960
		38,447,026
Household Durables–2.42%
†Beazer Homes USA, Inc.	22,819	779,725
†Cavco Industries, Inc.	6,426	2,751,870
Century Communities, Inc.	21,438	2,207,685
†Champion Homes, Inc.	41,434	3,930,015
Cricut, Inc. Class A	36,800	255,024
†Dream Finders Homes, Inc. Class A	21,500	778,515
Ethan Allen Interiors, Inc.	17,532	559,095
Flexsteel Industries, Inc.	3,700	163,873
†GoPro, Inc. Class A	97,300	132,328
†Green Brick Partners, Inc.	23,882	1,994,625
Hamilton Beach Brands Holding Co. Class A	6,800	206,924
†Helen of Troy Ltd.	17,298	1,069,881
Hooker Furnishings Corp.	8,200	148,256
†Hovnanian Enterprises, Inc. Class A	3,900	797,043
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Installed Building Products, Inc.	18,518	$4,560,428
†iRobot Corp.	21,222	184,419
KB Home	51,936	4,450,396
†Landsea Homes Corp.	14,301	176,617
La-Z-Boy, Inc.	32,333	1,388,056
†Legacy Housing Corp.	8,360	228,646
†LGI Homes, Inc.	16,100	1,908,172
Lifetime Brands, Inc.	9,900	64,746
†Lovesac Co.	11,100	318,015
†M/I Homes, Inc.	20,474	3,508,425
Meritage Homes Corp.	27,684	5,677,158
†Purple Innovation, Inc.	43,311	42,822
†Sonos, Inc.	95,936	1,179,053
†Taylor Morrison Home Corp.	79,000	5,550,540
†Traeger, Inc.	28,800	105,984
†Tri Pointe Homes, Inc.	70,952	3,214,835
†United Homes Group, Inc.	4,700	28,858
†Vizio Holding Corp. Class A	68,700	767,379
Worthington Enterprises, Inc.	24,508	1,015,857
		50,145,265
Household Products–0.30%
†Central Garden & Pet Co.	47,952	1,542,704
Energizer Holdings, Inc.	55,700	1,769,032
Oil-Dri Corp. of America	3,800	262,162
WD-40 Co.	10,538	2,717,539
		6,291,437
Independent Power and Renewable Electricity Producers–0.22%
†Altus Power, Inc.	60,300	191,754
†Montauk Renewables, Inc.	51,900	270,399
Ormat Technologies, Inc.	41,660	3,205,320
†Sunnova Energy International, Inc.	83,900	817,186
		4,484,659
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	20,000	506,600
		506,600
Industrial REITs–0.53%
Industrial Logistics Properties Trust	51,500	245,140
Innovative Industrial Properties, Inc.	21,700	2,920,820
LXP Industrial Trust	225,586	2,267,140
Plymouth Industrial REIT, Inc.	30,900	698,340
Terreno Realty Corp.	73,734	4,927,643
		11,059,083
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.91%
†Ambac Financial Group, Inc.	34,193	$383,304
†American Coastal Insurance Corp. Class C	19,100	215,257
AMERISAFE, Inc.	14,599	705,570
†Baldwin Insurance Group, Inc.	50,800	2,529,840
CNO Financial Group, Inc.	81,012	2,843,521
Crawford & Co. Class A	11,300	123,961
Donegal Group, Inc. Class A	12,146	179,032
Employers Holdings, Inc.	19,027	912,725
†Enstar Group Ltd.	9,811	3,155,120
F&G Annuities & Life, Inc.	14,500	648,440
Fidelis Insurance Holdings Ltd.	37,100	670,026
†Genworth Financial, Inc. Class A	330,400	2,263,240
†GoHealth, Inc. Class A	3,300	30,954
†Goosehead Insurance, Inc. Class A	17,200	1,535,960
†Greenlight Capital Re Ltd. Class A	22,057	301,078
†Hamilton Insurance Group Ltd. Class B	29,500	570,530
HCI Group, Inc.	6,407	685,933
†Heritage Insurance Holdings, Inc.	18,000	220,320
†Hippo Holdings, Inc.	15,632	263,868
Horace Mann Educators Corp.	32,231	1,126,473
Investors Title Co.	1,053	241,979
James River Group Holdings Ltd.	24,900	156,123
†Kingsway Financial Services, Inc.	10,100	83,628
†Lemonade, Inc.	39,600	653,004
†Maiden Holdings Ltd.	69,000	122,130
†MBIA, Inc.	33,784	120,609
Mercury General Corp.	20,800	1,309,984
†NI Holdings, Inc.	6,400	100,352
†Oscar Health, Inc. Class A	149,700	3,175,137
†Palomar Holdings, Inc.	18,900	1,789,263
†ProAssurance Corp.	37,900	570,016
†Root, Inc. Class A	6,900	260,682
Safety Insurance Group, Inc.	11,299	924,032
Selective Insurance Group, Inc.	46,907	4,376,423
†Selectquote, Inc.	105,500	228,935
†SiriusPoint Ltd.	76,400	1,095,576
†Skyward Specialty Insurance Group, Inc.	29,100	1,185,243
Stewart Information Services Corp.	21,039	1,572,455
Tiptree, Inc.	19,146	374,687
†Trupanion, Inc.	25,761	1,081,447
United Fire Group, Inc.	15,921	333,227
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	19,003	$421,107
		39,541,191
Interactive Media & Services–0.57%
†Bumble, Inc. Class A	76,300	486,794
†Cargurus, Inc.	68,100	2,045,043
†Cars.com, Inc.	51,100	856,436
†EverQuote, Inc. Class A	19,800	417,582
†fuboTV, Inc.	230,000	326,600
†Getty Images Holdings, Inc.	78,300	298,323
†Grindr, Inc.	19,500	232,635
†MediaAlpha, Inc. Class A	19,560	354,232
†Nextdoor Holdings, Inc.	136,900	339,512
†Outbrain, Inc.	30,400	147,744
†QuinStreet, Inc.	40,911	782,628
Shutterstock, Inc.	19,652	695,091
†System1, Inc.	22,200	24,864
†TrueCar, Inc.	68,700	237,015
†Vimeo, Inc.	114,000	575,700
†Yelp, Inc.	50,600	1,775,048
†Ziff Davis, Inc.	35,387	1,721,931
†ZipRecruiter, Inc. Class A	56,100	532,950
		11,850,128
IT Services–0.76%
†Applied Digital Corp.	78,309	646,049
†ASGN, Inc.	34,804	3,244,777
†Backblaze, Inc. Class A	31,600	201,924
†BigBear.ai Holdings, Inc.	80,300	117,238
†BigCommerce Holdings, Inc.	56,500	330,525
†Core Scientific, Inc.	137,600	1,631,936
†Couchbase, Inc.	30,800	496,496
†DigitalOcean Holdings, Inc.	50,600	2,043,734
†Fastly, Inc. Class A	99,000	749,430
†Grid Dynamics Holdings, Inc.	44,100	617,400
Hackett Group, Inc.	19,376	509,007
Information Services Group, Inc.	25,500	84,150
†Perficient, Inc.	26,825	2,024,751
†Rackspace Technology, Inc.	49,600	121,520
†Squarespace, Inc. Class A	46,800	2,172,924
†Thoughtworks Holding, Inc.	75,700	334,594
†Tucows, Inc. Class A	6,300	131,607
†Unisys Corp.	51,754	293,963
		15,752,025
Leisure Products–0.42%
Acushnet Holdings Corp.	22,400	1,428,000
†AMMO, Inc.	70,500	100,815
Clarus Corp.	23,724	106,758
Escalade, Inc.	8,200	115,374
†Funko, Inc. Class A	24,400	298,168
†JAKKS Pacific, Inc.	5,900	150,568
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Johnson Outdoors, Inc. Class A	3,386	$122,573
†Latham Group, Inc.	29,900	203,320
†Malibu Boats, Inc. Class A	15,600	605,436
Marine Products Corp.	5,836	56,551
†MasterCraft Boat Holdings, Inc.	12,800	233,088
†Peloton Interactive, Inc. Class A	264,900	1,239,732
Smith & Wesson Brands, Inc.	35,332	458,609
†Solo Brands, Inc. Class A	17,700	24,957
Sturm Ruger & Co., Inc.	12,214	509,080
†Topgolf Callaway Brands Corp.	110,527	1,213,586
†Vista Outdoor, Inc.	45,000	1,763,100
		8,629,715
Life Sciences Tools & Services–0.27%
†Adaptive Biotechnologies Corp.	92,000	471,040
†Akoya Biosciences, Inc.	18,300	49,776
†BioLife Solutions, Inc.	27,500	688,600
†ChromaDex Corp.	38,800	141,620
†Codexis, Inc.	53,500	164,780
†Conduit Pharmaceuticals, Inc.	20,300	2,405
†CryoPort, Inc.	33,100	268,441
†Cytek Biosciences, Inc.	93,200	516,328
†Harvard Bioscience, Inc.	30,800	82,852
†Lifecore Biomedical, Inc.	17,000	83,810
†Maravai LifeSciences Holdings, Inc. Class A	86,500	718,815
†MaxCyte, Inc.	83,300	324,037
Mesa Laboratories, Inc.	4,030	523,336
†Nautilus Biotechnology, Inc.	34,500	98,325
†OmniAb, Inc.	72,889	308,320
†Pacific Biosciences of California, Inc.	217,298	369,407
†Quanterix Corp.	28,500	369,360
†Quantum-Si, Inc.	75,400	66,518
†Standard BioTools, Inc.	230,300	444,479
		5,692,249
Machinery–3.78%
†374Water, Inc.	49,000	66,640
†3D Systems Corp.	101,222	287,470
Alamo Group, Inc.	7,935	1,429,332
Albany International Corp. Class A	24,243	2,153,991
Astec Industries, Inc.	17,669	564,348
Atmus Filtration Technologies, Inc.	64,600	2,424,438
Barnes Group, Inc.	36,154	1,460,983
†Blue Bird Corp.	25,092	1,203,412
†Chart Industries, Inc.	32,974	4,093,392
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Columbus McKinnon Corp.	21,908	$788,688
†Commercial Vehicle Group, Inc.	24,600	79,950
Douglas Dynamics, Inc.	17,349	478,485
Eastern Co.	4,100	133,045
†Energy Recovery, Inc.	44,500	773,855
Enerpac Tool Group Corp.	41,914	1,755,777
Enpro, Inc.	16,209	2,628,776
ESCO Technologies, Inc.	19,938	2,571,603
Federal Signal Corp.	46,407	4,337,198
Franklin Electric Co., Inc.	34,940	3,662,411
†Gencor Industries, Inc.	7,900	164,794
Gorman-Rupp Co.	16,082	626,394
†Graham Corp.	8,100	239,679
Greenbrier Cos., Inc.	23,801	1,211,233
Helios Technologies, Inc.	25,828	1,231,996
Hillenbrand, Inc.	54,832	1,524,330
†Hillman Solutions Corp.	153,100	1,616,736
†Hyliion Holdings Corp.	111,900	277,512
Hyster-Yale, Inc.	9,066	578,139
John Bean Technologies Corp.	24,492	2,412,707
Kadant, Inc.	9,099	3,075,462
Kennametal, Inc.	61,100	1,584,323
†L.B. Foster Co. Class A	7,200	147,096
Lindsay Corp.	8,207	1,022,920
Luxfer Holdings PLC	20,700	268,065
†Manitowoc Co., Inc.	26,675	256,613
†Mayville Engineering Co., Inc.	10,200	215,016
Miller Industries, Inc.	8,546	521,306
Mueller Industries, Inc.	86,280	6,393,348
Mueller Water Products, Inc. Class A	120,627	2,617,606
†NN, Inc.	36,400	141,960
Omega Flex, Inc.	2,589	129,243
Park-Ohio Holdings Corp.	6,500	199,550
†Proto Labs, Inc.	19,743	579,852
REV Group, Inc.	39,900	1,119,594
Shyft Group, Inc.	26,016	326,501
†SPX Technologies, Inc.	34,700	5,533,262
Standex International Corp.	9,054	1,654,890
†Taylor Devices, Inc.	1,900	94,848
Tennant Co.	14,781	1,419,567
Terex Corp.	51,400	2,719,574
†Titan International, Inc.	39,600	321,948
Trinity Industries, Inc.	63,100	2,198,404
Twin Disc, Inc.	8,900	111,161
Wabash National Corp.	34,240	657,066
Watts Water Technologies, Inc. Class A	21,094	4,370,466
		78,456,955
Marine Transportation–0.33%
Costamare, Inc.	34,100	536,052
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Genco Shipping & Trading Ltd.	33,300	$649,350
Golden Ocean Group Ltd.	95,300	1,275,114
†Himalaya Shipping Ltd.	23,200	200,912
Matson, Inc.	26,200	3,736,644
Pangaea Logistics Solutions Ltd.	24,900	180,027
Safe Bulkers, Inc.	50,000	259,000
		6,837,099
Media–0.78%
†Advantage Solutions, Inc.	83,800	287,434
†AMC Networks, Inc. Class A	23,900	207,691
†Boston Omaha Corp. Class A	19,700	292,939
Cable One, Inc.	4,400	1,539,076
†Cardlytics, Inc.	31,800	101,760
†Clear Channel Outdoor Holdings, Inc.	277,200	443,520
†EchoStar Corp. Class A	93,900	2,330,598
Emerald Holding, Inc.	11,500	57,385
Entravision Communications Corp. Class A	49,930	103,355
†EW Scripps Co. Class A	46,266	103,867
†Gambling.com Group Ltd.	12,700	127,254
†Gannett Co., Inc.	111,824	628,451
Gray Television, Inc.	65,018	348,496
†Ibotta, Inc. Class A	6,000	369,660
†iHeartMedia, Inc. Class A	77,000	142,450
†Innovid Corp.	83,500	150,300
†Integral Ad Science Holding Corp.	56,800	614,008
John Wiley & Sons, Inc. Class A	27,900	1,346,175
†Magnite, Inc.	97,942	1,356,497
†National CineMedia, Inc.	55,700	392,685
†PubMatic, Inc. Class A	32,000	475,840
Scholastic Corp.	17,991	575,892
Sinclair, Inc.	24,300	371,790
†Stagwell, Inc.	63,800	447,876
†TechTarget, Inc.	19,998	488,951
TEGNA, Inc.	130,094	2,052,883
†Thryv Holdings, Inc.	24,300	418,689
Townsquare Media, Inc. Class A	10,300	104,648
†WideOpenWest, Inc.	39,094	205,244
		16,085,414
Metals & Mining–1.74%
Alpha Metallurgical Resources, Inc.	8,500	2,007,530
Arch Resources, Inc.	13,700	1,892,792
Caledonia Mining Corp. PLC	12,800	191,488
Carpenter Technology Corp.	36,700	5,856,586
†Century Aluminum Co.	41,358	671,240
†Coeur Mining, Inc.	304,786	2,096,928
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Commercial Metals Co.	89,300	$4,907,928
Compass Minerals International, Inc.	26,500	318,530
†Constellium SE	99,900	1,624,374
†Contango ORE, Inc.	6,200	119,412
†Critical Metals Corp.	5,800	43,152
†Dakota Gold Corp.	46,900	110,684
Haynes International, Inc.	9,781	582,361
Hecla Mining Co.	449,476	2,998,005
†i-80 Gold Corp.	205,000	237,800
†Ivanhoe Electric, Inc.	66,400	561,744
Kaiser Aluminum Corp.	12,522	908,095
†Lifezone Holdings Ltd.	29,000	203,000
Materion Corp.	15,884	1,776,784
†Metallus, Inc.	32,700	484,941
†Metals Acquisition Ltd. Class A	42,800	592,780
†Novagold Resources, Inc.	188,900	774,490
Olympic Steel, Inc.	7,106	277,134
†Perpetua Resources Corp.	30,200	282,370
†Piedmont Lithium, Inc.	14,000	125,020
Radius Recycling, Inc.	20,101	372,673
Ramaco Resources, Inc. Class A	22,820	264,249
Ryerson Holding Corp.	20,725	412,635
SSR Mining, Inc.	156,700	890,056
SunCoke Energy, Inc.	64,444	559,374
†Tredegar Corp.	20,230	147,477
†Universal Stainless & Alloy Products, Inc.	6,900	266,547
Warrior Met Coal, Inc.	40,000	2,556,000
Worthington Steel, Inc.	25,508	867,527
		35,981,706
Mortgage Real Estate Investment Trusts (REITs)–0.97%
AFC Gamma, Inc.	12,200	124,562
AG Mortgage Investment Trust, Inc.	22,700	170,477
Angel Oak Mortgage REIT, Inc.	9,600	100,128
Apollo Commercial Real Estate Finance, Inc.	110,481	1,015,320
Arbor Realty Trust, Inc.	142,100	2,211,076
ARES Commercial Real Estate Corp.	42,789	299,523
ARMOUR Residential REIT, Inc.	37,970	774,588
Blackstone Mortgage Trust, Inc. Class A	134,817	2,562,871
BrightSpire Capital, Inc.	99,200	555,520
Chicago Atlantic Real Estate Finance, Inc.	13,200	204,732
Chimera Investment Corp.	63,066	998,335
Claros Mortgage Trust, Inc.	66,000	494,340
Dynex Capital, Inc.	49,043	625,789
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.	63,600	$819,804
Franklin BSP Realty Trust, Inc.	64,530	842,762
Granite Point Mortgage Trust, Inc.	40,100	127,117
Invesco Mortgage Capital, Inc.	38,853	364,830
KKR Real Estate Finance Trust, Inc.	46,000	568,100
Ladder Capital Corp.	87,889	1,019,512
MFA Financial, Inc.	79,050	1,005,516
New York Mortgage Trust, Inc.	71,045	449,715
Nexpoint Real Estate Finance, Inc.	6,300	98,469
Orchid Island Capital, Inc.	42,060	345,733
PennyMac Mortgage Investment Trust	68,021	969,980
Ready Capital Corp.	125,072	954,299
Redwood Trust, Inc.	101,425	784,015
Seven Hills Realty Trust	10,000	137,700
Sunrise Realty Trust, Inc.	4,800	69,072
TPG RE Finance Trust, Inc.	45,600	388,968
Two Harbors Investment Corp.	81,300	1,128,444
		20,211,297
Multi-Utilities–0.44%
Avista Corp.	60,426	2,341,507
Black Hills Corp.	52,973	3,237,710
Northwestern Energy Group, Inc.	47,606	2,724,015
Unitil Corp.	12,341	747,618
		9,050,850
Office REITs–0.79%
Brandywine Realty Trust	132,200	719,168
City Office REIT, Inc.	29,700	173,448
COPT Defense Properties	87,400	2,650,842
Douglas Emmett, Inc.	124,600	2,189,222
Easterly Government Properties, Inc.	75,300	1,022,574
†Equity Commonwealth	82,000	1,631,800
Franklin Street Properties Corp.	76,600	135,582
Hudson Pacific Properties, Inc.	106,800	510,504
JBG SMITH Properties	63,500	1,109,980
NET Lease Office Properties	11,800	361,316
Orion Office REIT, Inc.	44,000	176,000
Paramount Group, Inc.	142,300	700,116
Peakstone Realty Trust	28,000	381,640
Piedmont Office Realty Trust, Inc. Class A	95,400	963,540
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Postal Realty Trust, Inc. Class A	16,100	$235,704
SL Green Realty Corp.	50,400	3,508,344
		16,469,780
Oil, Gas & Consumable Fuels–3.13%
†Aemetis, Inc.	28,800	66,240
†Amplify Energy Corp.	31,600	206,348
Ardmore Shipping Corp.	32,200	582,820
Berry Corp.	61,171	314,419
California Resources Corp.	53,600	2,812,392
†Centrus Energy Corp. Class A	11,224	615,636
Chord Energy Corp.	810	105,486
†Clean Energy Fuels Corp.	132,295	411,437
†CNX Resources Corp.	113,800	3,706,466
†=Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	71,300	793,569
CONSOL Energy, Inc.	22,600	2,365,090
Crescent Energy Co. Class A	107,405	1,176,085
CVR Energy, Inc.	26,300	605,689
Delek U.S. Holdings, Inc.	49,262	923,663
DHT Holdings, Inc.	105,200	1,160,356
Diversified Energy Co. PLC	37,400	425,612
Dorian LPG Ltd.	26,836	923,695
†Empire Petroleum Corp.	10,400	54,600
†Encore Energy Corp.	136,200	550,248
†Energy Fuels, Inc.	124,600	684,054
Evolution Petroleum Corp.	23,900	126,909
Excelerate Energy, Inc. Class A	14,000	308,140
FLEX LNG Ltd.	23,900	608,016
FutureFuel Corp.	19,108	109,871
Golar LNG Ltd.	76,401	2,808,501
Granite Ridge Resources, Inc.	41,900	248,886
†Green Plains, Inc.	49,093	664,719
†Gulfport Energy Corp.	10,100	1,528,635
†Hallador Energy Co.	20,900	197,087
HighPeak Energy, Inc.	11,400	158,232
International Seaways, Inc.	31,536	1,625,996
Kinetik Holdings, Inc.	29,742	1,346,123
†Kosmos Energy Ltd.	364,200	1,467,726
Magnolia Oil & Gas Corp. Class A	133,600	3,262,512
Murphy Oil Corp.	111,900	3,775,506
NACCO Industries, Inc. Class A	3,200	90,720
†NextDecade Corp.	91,900	432,849
Nordic American Tankers Ltd.	159,698	586,092
Northern Oil & Gas, Inc.	76,500	2,708,865
†Par Pacific Holdings, Inc.	43,135	759,176
PBF Energy, Inc. Class A	80,100	2,479,095
Peabody Energy Corp.	97,012	2,574,698
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†PrimeEnergy Resources Corp.	600	$82,680
†REX American Resources Corp.	12,050	557,795
Riley Exploration Permian, Inc.	9,000	238,410
†Ring Energy, Inc.	116,800	186,880
†Sable Offshore Corp.	38,900	919,207
SandRidge Energy, Inc.	25,100	306,973
Scorpio Tankers, Inc.	36,122	2,575,499
SFL Corp. Ltd.	86,942	1,005,919
Sitio Royalties Corp. Class A	61,621	1,284,182
SM Energy Co.	88,100	3,521,357
†Talos Energy, Inc.	115,200	1,192,320
†Teekay Corp.	45,400	417,680
Teekay Tankers Ltd. Class A	18,600	1,083,450
†Uranium Energy Corp.	306,500	1,903,365
†Ur-Energy, Inc.	217,600	258,944
VAALCO Energy, Inc.	82,400	472,976
†Verde Clean Fuels, Inc.	1,012	4,038
†Vital Energy, Inc.	22,100	594,490
Vitesse Energy, Inc.	19,500	468,390
W&T Offshore, Inc.	78,136	167,992
World Kinect Corp.	44,300	1,369,313
		64,964,119
Paper & Forest Products–0.13%
†Clearwater Paper Corp.	12,651	361,060
Sylvamo Corp.	27,100	2,326,535
		2,687,595
Passenger Airlines–0.36%
Allegiant Travel Co.	12,084	665,345
†Blade Air Mobility, Inc.	41,000	120,540
†Frontier Group Holdings, Inc.	30,100	161,035
†JetBlue Airways Corp.	238,100	1,561,936
†Joby Aviation, Inc.	313,600	1,577,408
†SkyWest, Inc.	30,592	2,600,932
Spirit Airlines, Inc.	84,594	203,025
†Sun Country Airlines Holdings, Inc.	29,900	335,179
†Wheels Up Experience, Inc.	70,800	171,336
		7,396,736
Personal Care Products–0.26%
†Beauty Health Co.	63,200	91,008
Edgewell Personal Care Co.	38,500	1,399,090
†Herbalife Ltd.	76,900	552,911
†Honest Co., Inc.	63,700	227,409
Inter Parfums, Inc.	14,193	1,837,710
†Medifast, Inc.	8,287	158,613
†Nature's Sunshine Products, Inc.	10,340	140,831
Nu Skin Enterprises, Inc. Class A	38,400	283,008
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Olaplex Holdings, Inc.	110,100	$258,735
†USANA Health Sciences, Inc.	8,905	337,677
†Veru, Inc.	104,800	80,591
†Waldencast PLC Class A	19,600	71,344
		5,438,927
Pharmaceuticals–1.73%
†Alto Neuroscience, Inc.	7,000	80,080
†Amneal Pharmaceuticals, Inc.	124,602	1,036,689
†Amphastar Pharmaceuticals, Inc.	30,000	1,455,900
†ANI Pharmaceuticals, Inc.	14,500	865,070
†Aquestive Therapeutics, Inc.	58,700	292,326
†Arvinas, Inc.	50,000	1,231,500
†Atea Pharmaceuticals, Inc.	57,600	192,960
†Avadel Pharmaceuticals PLC	71,900	942,969
†Axsome Therapeutics, Inc.	28,000	2,516,360
†Biote Corp. Class A	21,400	119,412
†Cassava Sciences, Inc.	31,800	935,874
†Collegium Pharmaceutical, Inc.	25,500	985,320
†Contineum Therapeutics, Inc. Class A	4,300	82,302
†Corcept Therapeutics, Inc.	62,402	2,887,965
†CorMedix, Inc.	42,700	345,016
†Edgewise Therapeutics, Inc.	56,000	1,494,640
†=Empire Resorts, Inc.	4,339	0
†Enliven Therapeutics, Inc.	27,000	689,580
†Esperion Therapeutics, Inc.	150,100	247,665
†Evolus, Inc.	42,500	688,500
†EyePoint Pharmaceuticals, Inc.	39,700	317,203
†Fulcrum Therapeutics, Inc.	49,100	175,287
†Harmony Biosciences Holdings, Inc.	23,600	944,000
†Harrow, Inc.	23,800	1,070,048
†Innoviva, Inc.	42,900	828,399
†Ligand Pharmaceuticals, Inc.	13,257	1,326,893
†Liquidia Corp.	45,700	457,000
†Longboard Pharmaceuticals, Inc.	25,300	843,249
†Lyra Therapeutics, Inc.	37,900	9,740
†MediWound Ltd.	6,300	113,778
†Mind Medicine MindMed, Inc.	57,200	325,468
†Nektar Therapeutics	141,300	183,690
†Neumora Therapeutics, Inc.	64,900	857,329
†Nuvation Bio, Inc.	142,500	326,325
†Ocular Therapeutix, Inc.	120,700	1,050,090
†Omeros Corp.	44,400	176,268
†Pacira BioSciences, Inc.	36,375	547,444
†Phathom Pharmaceuticals, Inc.	27,100	489,968
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	16,200	$364,824
†Pliant Therapeutics, Inc.	44,600	499,966
†Prestige Consumer Healthcare, Inc.	38,455	2,772,605
†Revance Therapeutics, Inc.	82,500	428,175
†Scilex Holding Co.	43,799	40,496
†scPharmaceuticals, Inc.	20,300	92,568
SIGA Technologies, Inc.	36,188	244,269
†Supernus Pharmaceuticals, Inc.	39,090	1,218,826
†Tarsus Pharmaceuticals, Inc.	28,400	934,076
†Telomir Pharmaceuticals, Inc.	2,000	12,840
†Terns Pharmaceuticals, Inc.	45,700	381,138
†Theravance Biopharma, Inc.	29,200	235,352
†Third Harmonic Bio, Inc.	15,500	210,025
†Trevi Therapeutics, Inc.	46,300	154,642
†Ventyx Biosciences, Inc.	48,200	105,076
†Verrica Pharmaceuticals, Inc.	16,000	23,200
†WaVe Life Sciences Ltd.	61,400	503,480
†Xeris Biopharma Holdings, Inc.	109,800	312,930
†Zevra Therapeutics, Inc.	32,900	228,326
		35,895,121
Professional Services–2.30%
†Alight, Inc. Class A	325,700	2,410,180
†Asure Software, Inc.	17,400	157,470
Barrett Business Services, Inc.	20,128	755,001
†BlackSky Technology, Inc.	10,562	50,064
†CBIZ, Inc.	36,946	2,486,096
†Conduent, Inc.	122,000	491,660
CRA International, Inc.	5,051	885,541
CSG Systems International, Inc.	23,088	1,123,231
†DLH Holdings Corp.	6,700	62,712
†ExlService Holdings, Inc.	121,240	4,625,306
Exponent, Inc.	38,985	4,494,191
†First Advantage Corp.	39,100	776,135
†FiscalNote Holdings, Inc.	42,700	54,656
†Forrester Research, Inc.	9,333	168,087
†Franklin Covey Co.	9,080	373,461
Heidrick & Struggles International, Inc.	15,764	612,589
HireQuest, Inc.	4,300	60,888
†Huron Consulting Group, Inc.	13,378	1,454,189
†IBEX Holdings Ltd.	6,959	139,041
ICF International, Inc.	14,351	2,393,603
†Innodata, Inc.	21,500	360,555
Insperity, Inc.	27,667	2,434,696
Kelly Services, Inc. Class A	23,977	513,348
Kforce, Inc.	14,538	893,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Korn Ferry	40,045	$3,012,986
†Legalzoom.com, Inc.	106,200	674,370
Maximus, Inc.	47,074	4,385,414
†Mistras Group, Inc.	16,300	185,331
†NV5 Global, Inc.	11,100	1,037,628
†Planet Labs PBC	127,700	284,771
Resources Connection, Inc.	24,989	242,393
†Spire Global, Inc.	17,700	176,823
†Sterling Check Corp.	26,300	439,736
TriNet Group, Inc.	24,522	2,377,898
†TrueBlue, Inc.	23,400	184,626
TTEC Holdings, Inc.	14,560	85,467
†Upwork, Inc.	97,600	1,019,920
†Verra Mobility Corp.	128,200	3,565,242
†Willdan Group, Inc.	10,000	409,500
†WNS Holdings Ltd.	34,700	1,829,037
		47,687,202
Real Estate Management & Development–0.80%
†American Realty Investors, Inc.	1,300	22,802
†Anywhere Real Estate, Inc.	77,997	396,225
†Compass, Inc. Class A	283,900	1,734,629
†Cushman & Wakefield PLC	176,680	2,408,148
DigitalBridge Group, Inc.	122,650	1,733,044
eXp World Holdings, Inc.	63,400	893,306
†Forestar Group, Inc.	15,105	488,949
†FRP Holdings, Inc.	10,044	299,914
Kennedy-Wilson Holdings, Inc.	89,053	984,036
Marcus & Millichap, Inc.	18,200	721,266
†Maui Land & Pineapple Co., Inc.	5,600	125,720
Newmark Group, Inc. Class A	102,400	1,590,272
†Offerpad Solutions, Inc.	8,300	33,698
†Opendoor Technologies, Inc.	485,300	970,600
†RE/MAX Holdings, Inc. Class A	14,198	176,765
†Real Brokerage, Inc.	75,500	419,025
†Redfin Corp.	90,700	1,136,471
RMR Group, Inc. Class A	11,668	296,134
St. Joe Co.	27,868	1,624,983
†Star Holdings	10,422	144,240
†Stratus Properties, Inc.	4,200	109,158
†Tejon Ranch Co.	15,818	277,606
†Transcontinental Realty Investors, Inc.	1,100	31,669
		16,618,660
Residential REITs–0.47%
†Apartment Investment & Management Co. Class A	110,600	999,824
BRT Apartments Corp.	9,100	159,978
Centerspace	11,546	813,647
Clipper Realty, Inc.	9,600	54,720
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
Elme Communities	68,475	$1,204,475
Independence Realty Trust, Inc.	174,324	3,573,642
NexPoint Residential Trust, Inc.	17,800	783,378
UMH Properties, Inc.	49,567	974,983
Veris Residential, Inc.	61,000	1,089,460
		9,654,107
Retail REITs–1.29%
Acadia Realty Trust	78,815	1,850,576
Alexander's, Inc.	1,676	406,195
CBL & Associates Properties, Inc.	17,300	435,960
Getty Realty Corp.	38,564	1,226,721
InvenTrust Properties Corp.	53,275	1,511,412
Kite Realty Group Trust	167,585	4,451,058
Macerich Co.	167,203	3,049,783
NETSTREIT Corp.	57,700	953,781
Phillips Edison & Co., Inc.	94,700	3,571,137
Retail Opportunity Investments Corp.	96,867	1,523,718
Saul Centers, Inc.	8,366	351,037
SITE Centers Corp.	36,875	2,230,937
Tanger, Inc.	82,100	2,724,078
Urban Edge Properties	93,800	2,006,382
Whitestone REIT	37,571	508,336
		26,801,111
Semiconductors & Semiconductor Equipment–2.23%
†ACM Research, Inc. Class A	39,900	809,970
†Aehr Test Systems	21,700	278,845
†Alpha & Omega Semiconductor Ltd.	17,871	663,371
†Ambarella, Inc.	29,592	1,669,137
†Axcelis Technologies, Inc.	25,333	2,656,165
†CEVA, Inc.	17,917	432,696
†Cohu, Inc.	35,913	922,964
†Credo Technology Group Holding Ltd.	99,500	3,064,600
†Diodes, Inc.	35,165	2,253,725
†Everspin Technologies, Inc.	15,700	92,630
†FormFactor, Inc.	59,731	2,747,626
†GCT Semiconductor Holding, Inc.	6,000	20,100
†Ichor Holdings Ltd.	25,100	798,431
†Impinj, Inc.	17,600	3,810,752
†indie Semiconductor, Inc. Class A	125,200	499,548
Kulicke & Soffa Industries, Inc.	41,300	1,863,869
†MaxLinear, Inc.	61,934	896,804
†Navitas Semiconductor Corp.	100,200	245,490
NVE Corp.	3,700	295,519
†PDF Solutions, Inc.	24,357	771,630
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics, Inc.	47,960	$1,187,490
Power Integrations, Inc.	43,712	2,802,813
†QuickLogic Corp.	10,900	83,603
†Rambus, Inc.	83,986	3,545,889
†Rigetti Computing, Inc.	112,300	87,942
†Semtech Corp.	50,023	2,284,050
†Silicon Laboratories, Inc.	24,786	2,864,518
†SiTime Corp.	14,300	2,452,593
†SkyWater Technology, Inc.	21,600	196,128
†SMART Global Holdings, Inc.	40,302	844,327
†Synaptics, Inc.	30,252	2,346,950
†Ultra Clean Holdings, Inc.	34,529	1,378,743
†Veeco Instruments, Inc.	42,835	1,419,124
		46,288,042
Software–5.86%
†8x8, Inc.	94,905	193,606
A10 Networks, Inc.	54,638	788,973
†ACI Worldwide, Inc.	81,378	4,142,140
Adeia, Inc.	85,216	1,014,923
†Agilysys, Inc.	17,304	1,885,617
†Alarm.com Holdings, Inc.	37,400	2,044,658
†Alkami Technology, Inc.	34,500	1,088,130
†Altair Engineering, Inc. Class A	44,100	4,211,991
American Software, Inc. Class A	24,888	278,497
†Amplitude, Inc. Class A	60,500	542,685
†Appian Corp. Class A	31,100	1,061,754
†Arteris, Inc.	21,800	168,296
†Asana, Inc. Class A	61,600	713,944
†AudioEye, Inc.	5,500	125,675
†Aurora Innovation, Inc.	718,000	4,250,560
†AvePoint, Inc.	98,400	1,158,168
†Bit Digital, Inc.	93,000	326,430
†Blackbaud, Inc.	31,871	2,698,836
†BlackLine, Inc.	44,483	2,452,793
†Blend Labs, Inc. Class A	177,900	667,125
†Box, Inc. Class A	108,700	3,557,751
†Braze, Inc. Class A	50,500	1,633,170
†C3.ai, Inc. Class A	64,500	1,562,835
†Cerence, Inc.	31,000	97,650
†Cipher Mining, Inc.	137,300	531,351
†Cleanspark, Inc.	173,000	1,615,820
Clear Secure, Inc. Class A	67,700	2,243,578
†Clearwater Analytics Holdings, Inc. Class A	116,700	2,946,675
†CommVault Systems, Inc.	33,702	5,185,053
†Consensus Cloud Solutions, Inc.	13,695	322,517
†CS Disco, Inc.	23,200	136,416
†Daily Journal Corp.	1,050	514,605
†Dave, Inc.	6,200	247,752
†Digimarc Corp.	12,058	324,119
†Digital Turbine, Inc.	74,700	229,329
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Domo, Inc. Class B	25,100	$188,501
†D-Wave Quantum, Inc.	69,300	68,115
†E2open Parent Holdings, Inc.	133,100	586,971
†eGain Corp.	15,200	77,520
†Enfusion, Inc. Class A	38,300	363,467
†Envestnet, Inc.	39,359	2,464,661
†EverCommerce, Inc.	15,700	162,652
†Freshworks, Inc. Class A	159,100	1,826,468
†Hut 8 Corp.	62,800	769,928
†iLearningEngines Holdings, Inc.	23,300	38,911
†Instructure Holdings, Inc.	17,400	409,770
†Intapp, Inc.	30,500	1,458,815
InterDigital, Inc.	19,488	2,760,085
†Jamf Holding Corp.	57,400	995,890
†Kaltura, Inc.	69,600	94,656
†LiveRamp Holdings, Inc.	50,672	1,255,652
†MARA Holdings, Inc.	210,400	3,412,688
†Matterport, Inc.	202,400	910,800
†MeridianLink, Inc.	21,400	440,198
†Mitek Systems, Inc.	36,700	318,189
†N-able, Inc.	54,900	716,994
†NCR Voyix Corp.	113,400	1,538,838
†NextNav, Inc.	59,600	446,404
†Olo, Inc. Class A	82,000	406,720
†ON24, Inc.	19,900	121,788
†OneSpan, Inc.	29,057	484,380
†Ooma, Inc.	18,694	212,925
†Pagaya Technologies Ltd. Class A	32,100	339,297
†PagerDuty, Inc.	69,400	1,287,370
†Porch Group, Inc.	60,900	93,482
†Prairie Operating Co.	3,300	28,908
Progress Software Corp.	32,800	2,209,736
†PROS Holdings, Inc.	35,237	652,589
†Q2 Holdings, Inc.	45,400	3,621,558
†Qualys, Inc.	28,625	3,677,168
†Rapid7, Inc.	48,300	1,926,687
†Red Violet, Inc.	8,600	244,670
†Rekor Systems, Inc.	55,900	65,962
ReposiTrak, Inc.	9,200	169,924
†Rimini Street, Inc.	37,916	70,145
†Riot Platforms, Inc.	211,900	1,572,298
†Roadzen, Inc.	12,400	14,756
Sapiens International Corp. NV	23,800	887,026
†SEMrush Holdings, Inc. Class A	28,700	450,877
SolarWinds Corp.	42,900	559,845
†SoundHound AI, Inc. Class A	221,000	1,029,860
†SoundThinking, Inc.	8,100	93,879
†Sprinklr, Inc. Class A	78,900	609,897
†Sprout Social, Inc. Class A	38,500	1,119,195
†SPS Commerce, Inc.	28,702	5,573,067
†Telos Corp.	44,600	160,114
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tenable Holdings, Inc.	90,800	$3,679,216
†Terawulf, Inc.	177,600	831,168
†Varonis Systems, Inc.	85,021	4,803,686
†Verint Systems, Inc.	47,156	1,194,461
†Vertex, Inc. Class A	42,400	1,632,824
†Viant Technology, Inc. Class A	11,600	128,412
†Weave Communications, Inc.	31,000	396,800
†WM Technology, Inc.	65,800	57,246
†Workiva, Inc.	39,200	3,101,504
†Xperi, Inc.	34,006	314,215
†Yext, Inc.	82,300	569,516
†Zeta Global Holdings Corp. Class A	138,100	4,119,523
†Zuora, Inc. Class A	100,100	862,862
		121,645,151
Specialized REITs–0.47%
Farmland Partners, Inc.	34,400	359,480
Four Corners Property Trust, Inc.	70,800	2,075,148
Gladstone Land Corp.	25,500	354,450
Outfront Media, Inc.	114,200	2,098,996
PotlatchDeltic Corp.	61,115	2,753,231
Safehold, Inc.	40,534	1,063,207
Uniti Group, Inc.	184,600	1,041,144
		9,745,656
Specialty Retail–2.42%
†1-800-Flowers.com, Inc. Class A	19,964	158,314
Aaron's Co., Inc.	23,200	230,840
†Abercrombie & Fitch Co. Class A	38,800	5,428,120
Academy Sports & Outdoors, Inc.	54,400	3,174,784
†aka Brands Holding Corp.	500	11,805
American Eagle Outfitters, Inc.	140,718	3,150,676
†America's Car-Mart, Inc.	4,585	192,203
Arhaus, Inc.	40,700	501,017
Arko Corp.	63,000	442,260
†Asbury Automotive Group, Inc.	15,644	3,732,502
†BARK, Inc.	97,400	158,762
†Beyond, Inc.	34,597	348,738
†Boot Barn Holdings, Inc.	22,818	3,816,995
Buckle, Inc.	24,008	1,055,632
Build-A-Bear Workshop, Inc.	10,000	343,700
Caleres, Inc.	26,551	877,511
Camping World Holdings, Inc. Class A	32,700	791,994
†Citi Trends, Inc.	3,800	69,806
Designer Brands, Inc. Class A	32,600	240,588
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Destination XL Group, Inc.	42,900	$126,126
†EVgo, Inc.	78,700	325,818
Foot Locker, Inc.	65,100	1,682,184
†Genesco, Inc.	8,532	231,814
Group 1 Automotive, Inc.	10,235	3,920,414
†GrowGeneration Corp.	46,500	99,045
Haverty Furniture Cos., Inc.	11,214	308,049
J Jill, Inc.	3,500	86,345
†Lands' End, Inc.	11,100	191,697
†Leslie's, Inc.	143,000	451,880
†MarineMax, Inc.	16,640	586,893
Monro, Inc.	22,949	662,308
†National Vision Holdings, Inc.	59,900	653,509
†ODP Corp.	27,510	818,422
†OneWater Marine, Inc. Class A	9,400	224,754
†Petco Health & Wellness Co., Inc.	66,000	300,300
†RealReal, Inc.	77,800	244,292
†Revolve Group, Inc.	30,000	743,400
†RumbleON, Inc. Class B	12,700	60,833
†Sally Beauty Holdings, Inc.	80,800	1,096,456
Shoe Carnival, Inc.	14,042	615,742
Signet Jewelers Ltd.	32,876	3,390,831
†Sleep Number Corp.	16,546	303,123
Sonic Automotive, Inc. Class A	11,331	662,637
†Stitch Fix, Inc. Class A	71,900	202,758
†ThredUp, Inc. Class A	58,500	49,257
†Tile Shop Holdings, Inc.	22,200	146,298
†Tilly's, Inc. Class A	11,763	59,991
†Torrid Holdings, Inc.	10,100	39,693
Upbound Group, Inc.	42,010	1,343,900
†Urban Outfitters, Inc.	49,400	1,892,514
†Victoria's Secret & Co.	61,200	1,572,840
†Warby Parker, Inc. Class A	68,300	1,115,339
Winmark Corp.	2,287	875,761
†Zumiez, Inc.	12,823	273,130
		50,084,600
Technology Hardware, Storage & Peripherals–0.21%
CompoSecure, Inc. Class A	13,500	189,270
†Corsair Gaming, Inc.	35,200	244,992
†CPI Card Group, Inc.	4,200	116,886
†Diebold Nixdorf, Inc.	19,800	884,268
†Eastman Kodak Co.	48,600	229,392
Immersion Corp.	24,000	214,080
†IonQ, Inc.	154,000	1,345,960
†Turtle Beach Corp.	13,400	205,556
Xerox Holdings Corp.	91,100	945,618
		4,376,022
Textiles, Apparel & Luxury Goods–0.61%
†Figs, Inc. Class A	99,700	681,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†G-III Apparel Group Ltd.	31,496	$961,258
†Hanesbrands, Inc.	275,500	2,024,925
Kontoor Brands, Inc.	42,800	3,500,184
Movado Group, Inc.	11,580	215,388
Oxford Industries, Inc.	11,466	994,790
Rocky Brands, Inc.	5,300	168,858
Steven Madden Ltd.	56,301	2,758,186
Superior Group of Cos., Inc.	10,300	159,547
†Vera Bradley, Inc.	19,500	106,470
Wolverine World Wide, Inc.	62,171	1,083,019
		12,654,573
Tobacco–0.16%
†Ispire Technology, Inc.	15,200	94,316
Turning Point Brands, Inc.	13,425	579,289
Universal Corp.	18,642	990,076
Vector Group Ltd.	114,486	1,708,131
		3,371,812
Trading Companies & Distributors–2.31%
Alta Equipment Group, Inc.	21,390	144,169
Applied Industrial Technologies, Inc.	29,730	6,633,655
†Beacon Roofing Supply, Inc.	49,190	4,251,492
†BlueLinx Holdings, Inc.	6,600	695,772
Boise Cascade Co.	30,546	4,306,375
†Custom Truck One Source, Inc.	39,900	137,655
†Distribution Solutions Group, Inc.	8,496	327,181
†DNOW, Inc.	80,132	1,036,107
†DXP Enterprises, Inc.	9,643	514,550
EVI Industries, Inc.	4,300	83,119
FTAI Aviation Ltd.	77,600	10,313,040
GATX Corp.	27,500	3,642,375
Global Industrial Co.	10,258	348,464
†GMS, Inc.	31,100	2,816,727
H&E Equipment Services, Inc.	25,081	1,220,943
Herc Holdings, Inc.	21,700	3,459,631
†Hudson Technologies, Inc.	34,200	285,228
Karat Packaging, Inc.	5,600	144,984
McGrath RentCorp	18,940	1,994,003
†MRC Global, Inc.	66,000	840,840
Rush Enterprises, Inc. Class A	54,182	2,828,324
†Titan Machinery, Inc.	15,770	219,676
†Transcat, Inc.	6,700	809,159
Willis Lease Finance Corp.	2,200	327,382
†Xometry, Inc. Class A	32,400	595,188
		47,976,039
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	8,900	98,256
		98,256
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.40%
American States Water Co.	28,979	$2,413,661
†Cadiz, Inc.	29,201	88,479
California Water Service Group	44,642	2,420,489
Consolidated Water Co. Ltd.	11,700	294,957
Global Water Resources, Inc.	8,783	110,578
Middlesex Water Co.	13,831	902,334
†Pure Cycle Corp.	15,900	171,243
SJW Group	25,215	1,465,244
York Water Co.	10,937	409,700
		8,276,685
Wireless Telecommunication Services–0.11%
†Gogo, Inc.	51,100	366,898
Spok Holdings, Inc.	14,000	210,840
Telephone & Data Systems, Inc.	77,000	1,790,250
		2,367,988
Total Common Stock (Cost $1,334,951,083)		2,064,447,011
RIGHTS–0.00%
†=Aduro Biotech, Inc.	15,060	5,723
†=Chinook Therapeutics, Inc.	47,760	18,626
†=Contra Alimera Science	16,900	676
†=Gtx, Inc.	828	1,565
†Rights Empire Pete Corp.	10,400	0
†=Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $21,000)		61,471
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	$34,790
†Danimer Scientific, Inc. exp exercise price USD 5.00	25,300	2,024
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	13,228
†=Pulse Biosciences, Inc. exp exercise price USD 1.00	1,477	4,830
†=Pulse Biosciences, Inc. exp exercise price USD 1.00	1,477	4,830
Total Warrants (Cost $245,768)		59,702

MONEY MARKET FUND–0.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	8,707,254	8,707,254
Total Money Market Fund (Cost $8,707,254)		8,707,254

TOTAL INVESTMENTS–99.95% (Cost $1,343,925,105)	2,073,275,438
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	1,023,736
NET ASSETS APPLICABLE TO 61,983,546 SHARES OUTSTANDING–100.00%	$2,074,299,174

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
113	E-mini Russell 2000 Index	$12,707,980	$12,268,316	12/20/24	$439,664	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP SSGA Small-Cap Index Fund–25